United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/17

Date of Reporting Period: Quarter ended 01/31/17

Item 1.	Schedule of Investments

Federated California Municipal Cash Trust
Portfolio of Investments
January 31, 2017 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.8%[1]
		California—99.8%
$11,300,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2003) Weekly VRDNs (Menlo School)/(Northern Trust Co., Chicago, IL LOC), 0.660%, 2/2/2017	$11,300,000
2,385,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2010) Weekly VRDNs (Ecology Action of Santa Cruz)/(Comerica Bank LOC), 0.740%, 2/2/2017	2,385,000
1,995,000		Alameda County, CA IDA Recovery Zone Facility, (Series 2010) Weekly VRDNs (Dale Hardware, Inc.)/(Comerica Bank LOC), 0.870%, 2/2/2017	1,995,000
9,960,000	[2,3]	Alvord, CA USD, Tender Option Bond Trust Certificates (2016-XG0089) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Credit Suisse AG LIQ), 0.810%, 2/2/2017	9,960,000
6,345,000		California Enterprise Development Authority, (Series 2007) Weekly VRDNs (Alvarado Street Bakery)/(U.S. Bank, N.A. LOC), 0.760%, 2/2/2017	6,345,000
6,070,000		California Enterprise Development Authority, (Series 2008) Weekly VRDNs (Humane Society Silicon Valley)/(FHLB of San Francisco LOC), 0.760%, 2/2/2017	6,070,000
6,575,000		California Enterprise Development Authority, (Series 2008A) Weekly VRDNs (Ramar International Corporation)/(Comerica Bank LOC), 0.810%, 2/2/2017	6,575,000
9,450,000		California Enterprise Development Authority, (Series 2010: Recovery Zone Facility) Weekly VRDNs (Regional Properties, Inc.)/(FHLB of San Francisco LOC), 0.760%, 2/2/2017	9,450,000
8,000,000		California Health Facilities Financing Authority, (Series 2006C) Weekly VRDNs (Kaiser Permanente), 0.650%, 2/1/2017	8,000,000
2,120,000	[2,3]	California Health Facilities Financing Authority, Tender Option Bond Trust Receipts (2016-XF0451) Weekly VRDNs (Lucile Salter Packard Children's Hospital at Stanford)/(Bank of America N.A. LIQ), 0.780%, 2/2/2017	2,120,000
4,000,000		California Infrastructure & Economic Development Bank, (Series 2007A) Weekly VRDNs (Tobinworld)/(Comerica Bank LOC), 0.810%, 2/2/2017	4,000,000
10,415,000		California Infrastructure & Economic Development Bank, (Series 2008) Monthly VRDNs (St. Margaret of Scotland Episcopal School)/(FHLB of San Francisco LOC), 0.900%, 2/1/2017	10,415,000
2,920,000		California Infrastructure & Economic Development Bank, (Series 2008A) Weekly VRDNs (Hillview Mental Health Center, Inc.)/(Comerica Bank LOC), 0.810%, 2/2/2017	2,920,000
2,815,000		California Infrastructure & Economic Development Bank, (Series 2014) Weekly VRDNs (Catalina Island Museum)/(Bank of the West, San Francisco, CA LOC), 0.760%, 2/2/2017	2,815,000
2,000,000		California Municipal Finance Authority, (Series 2012A) Weekly VRDNs (High Desert Partnership in Academic Excellence Foundation, Inc.)/(MUFG Union Bank, N.A. LOC), 0.760%, 2/2/2017	2,000,000
13,800,000		California PCFA, (1996 Series C) Daily VRDNs (Pacific Gas & Electric Co.)/(Mizuho Bank Ltd. LOC), 0.590%, 2/1/2017	13,800,000
3,150,000		California PCFA, (Series 1997B) Daily VRDNs (Air Products & Chemicals, Inc.), 0.610%, 2/1/2017	3,150,000
1,440,000		California PCFA, (Series 2010A) Weekly VRDNs (Mission Trail Waste Systems, Inc.)/(Comerica Bank LOC), 0.870%, 2/1/2017	1,440,000
26,000,000	[2,3]	California State, Municipal Securities Trust Receipts (Series 2007-SGC-6) Weekly VRDNs (Societe Generale, Paris LIQ)/(Societe Generale, Paris LOC), 0.660%, 2/2/2017	26,000,000
4,165,000	[2,3]	California State, Tender Option Bond Trust Certificates (2016-XF2372) Weekly VRDNs (Citibank NA, New York LIQ), 0.680%, 2/2/2017	4,165,000
5,600,000		California Statewide Communities Development Authority MFH, (2010 Series B: Mountain View Apartments) Weekly VRDNs (Beaumont CA Leased Housing Associates I, LP)/(FHLMC LOC), 0.740%, 2/2/2017	5,600,000
1,020,000		California Statewide Communities Development Authority, (Series 2000A) Weekly VRDNs (Nonprofits' Insurance Alliance of California)/(Comerica Bank LOC), 0.740%, 2/2/2017	1,020,000
9,300,000		California Statewide Communities Development Authority, (Series 2008C), 0.81% CP (Kaiser Permanente), Mandatory Tender 2/15/2017	9,300,000
2,375,000		California Statewide Communities Development Authority, (Series 2010: Recovery Zone Facility) Weekly VRDNs (Cruzio Holding Company, LLC)/(Comerica Bank LOC), 0.740%, 2/2/2017	2,375,000
2,000,000		California Statewide Communities Development Authority, (Series 2010B: Gas Supply Variable Rate Revenue Bonds), 0.77% TOBs (GTD by Royal Bank of Canada)/(Royal Bank of Canada LIQ), Optional Tender 3/1/2017	2,000,000
1,750,000		California Statewide Communities Development Authority, (Series 2016) Weekly VRDNs (Pacific Collegiate Foundation)/(Comerica Bank LOC), 0.740%, 2/2/2017	1,750,000
9,995,000	[2,3]	Chula Vista, CA, Stage Trust (Series 2009-28C), 0.86% TOBs (San Diego Gas & Electric Co.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 2/2/2017	9,995,000
6,035,000	[2,3]	Desert, CA CCD, Tender Option Bond Trust Certificates (2015-XM0108) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.800%, 2/2/2017	6,035,000
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		California—continued
$9,950,000	[2,3]	East Side, CA Union High School District, Stage Trust (Series 2011-120C), 0.86% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 4/6/2017	$9,950,000
9,700,000		Elsinore Valley, CA Water and Sewer Facilities Corp., (Series 2008B) Weekly VRDNs (Elsinore Valley, CA Municipal Water District)/(Bank of America N.A. LOC), 0.650%, 2/1/2017	9,700,000
6,000,000	[2,3]	Golden State Tobacco Securitization Corp., CA, Tender Option Bond Trust Certificates (2015-XF1038) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.870%, 2/2/2017	6,000,000
3,500,000		Hillsborough, CA Water and Sewer Systems, (Series 2000A) Weekly VRDNs (Bank of the West, San Francisco, CA LIQ), 0.670%, 2/2/2017	3,500,000
6,500,000		Hillsborough, CA Water and Sewer Systems, (Series 2000B) Weekly VRDNs (Bank of the West, San Francisco, CA LIQ), 0.670%, 2/2/2017	6,500,000
10,700,000		Hillsborough, CA Water and Sewer Systems, (Series 2003A) Weekly VRDNs (Bank of the West, San Francisco, CA LIQ), 0.670%, 2/2/2017	10,700,000
2,500,000		Hollister, CA Redevelopment Agency, (Series 2004) Weekly VRDNs (San Benito County Community Services Development Corp.)/(MUFG Union Bank, N.A. LOC), 0.760%, 2/2/2017	2,500,000
5,000,000		Los Angeles County, CA Capital Asset Leasing Corporation, (Series A), 0.83% CP (Bank of the West, San Francisco, CA LOC), Mandatory Tender 2/10/2017	5,000,000
1,700,000		Los Angeles County, CA Metropolitan Transportation Authority, (Second Subordinate Sales Tax Revenue, Series A-TE-SMBC), 0.80% CP (Sumitomo Mitsui Banking Corp. LOC), Mandatory Tender 4/6/2017	1,700,000
5,000,000		Los Angeles County, CA Metropolitan Transportation Authority, (Subordinate Proposition C Sales Tax Revenue, Series A-TE), 0.76% CP (Bank of America N.A. LOC), Mandatory Tender 2/7/2017	5,000,000
1,145,000		Los Angeles, CA, (Series A), 2.00% TRANs, 3/30/2017	1,147,116
6,670,000	[2,3]	Manteca, CA USD, Tender Option Bond Trust Certificates (2015-ZM0093) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.730%, 2/2/2017	6,670,000
6,000,000		Northern California Power Agency, (Series 2008A: Hydroelectric Project No. 1) Weekly VRDNs (Bank of Montreal LOC), 0.620%, 2/1/2017	6,000,000
10,000,000	[2,3]	Nuveen California AMT-Free Quality Municipal Income Fund, (Series 6) Weekly VRDPs (Sumitomo Mitsui Banking Corp. LIQ), 0.740%, 2/2/2017	10,000,000
11,305,000		Oroville, CA Hospital Revenue, (Series 2012A) Weekly VRDNs (Oroville Hospital)/(Comerica Bank LOC), 0.910%, 2/2/2017	11,305,000
1,900,000		San Diego County, CA, (Series 2004) Weekly VRDNs (Museum of Contemporary Art San Diego)/(Northern Trust Co., Chicago, IL LOC), 0.840%, 2/2/2017	1,900,000
9,945,000	[2,3]	San Francisco, CA City & County Airport Commission, Stage Trust (Series 2010-03C), 0.86% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 4/6/2017	9,945,000
5,500,000		San Francisco, CA City & County Redevelopment Finance Agency MFH, (Series 1992 A-1) Weekly VRDNs (Fillmore Center Associates LP)/(FHLMC LOC), 0.680%, 2/1/2017	5,500,000
9,600,000		Santa Clara Valley, CA Transportation Authority, (2008 Series D) Weekly VRDNs (2000 Measure A Sales Tax)/(Sumitomo Mitsui Banking Corp. LIQ), 0.640%, 2/2/2017	9,600,000
3,000,000		School Project For Utility Rate Reduction, CA, (Series 2016), 1.10% RANs, 8/1/2017	3,000,000
3,350,000		Sonoma County, CA Junior College District, (Series A), 3.00% Bonds, 8/1/2017	3,384,718
2,675,000	[2,3]	University of California (The Regents of), Tender Option Bond Trust Receipts (2016-XF0524) Weekly VRDNs (TD Bank, N.A. LIQ), 0.700%, 2/2/2017	2,675,000
11,885,000	[2,3]	Victor Valley, CA CCD, Stage Trust (Series 2009-34C), 0.86% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 3/2/2017	11,885,000
2,120,000		West Covina, CA Public Financing Authority, (Series 2013A) Weekly VRDNs (West Covina, CA)/(Bank of the West, San Francisco, CA LOC), 0.760%, 2/2/2017	2,120,000
1,700,000		Western Placer, CA USD, 2.00% TRANs, 6/30/2017	1,707,733
		TOTAL MUNICIPAL INVESTMENTS—99.8% (AT AMORTIZED COST)[4]	320,369,567
		OTHER ASSETS AND LIABILITIES - NET—0.2%[5]	574,503
		TOTAL NET ASSETS—100%	$320,944,070
At January 31, 2017, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	Current rate and next reset date shown for Variable Rate Demand Instruments.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2017, these restricted securities amounted to $115,400,000, which represented 36.0% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2017, these liquid restricted securities amounted to $115,400,000, which represented 36.0% of total net assets.
2

4	Also represents cost for federal tax purposes.
Assets, other than investments in securities, less liabilities.	5
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2017.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2017, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
CCD	—Community College District
CP	—Commercial Paper
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
GTD	—Guaranteed
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
RANs	—Revenue Anticipation Notes
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
USD	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
3
Federated Connecticut Municipal Cash Trust
Portfolio of Investments
January 31, 2017 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.9%[1]
		Connecticut—99.9%
$1,000,000		Burlington, CT, 1.25% BANs, 7/18/2017	$1,001,325
2,500,000		Connecticut Development Authority, (Series 1993) Weekly VRDNs (Rand-Whitney Containerboard LP)/(Bank of Montreal LOC), 0.700%, 2/1/2017	2,500,000
2,400,000		Connecticut Health and Educational Facilities Authority, (Series O) Weekly VRDNs (Yale-New Haven Hospital)/(Wells Fargo Bank, N.A. LOC), 0.630%, 2/1/2017	2,400,000
2,000,000	[2,3]	Connecticut Municipal Electric Energy Cooperative, Tender Option Bond Trust Certificates (2016-XG0059) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.850%, 2/2/2017	2,000,000
3,900,000		Connecticut State Health & Educational Facilities, (Series A) Weekly VRDNs (CIL Community Resources, Inc.)/(HSBC Bank USA, N.A. LOC), 0.690%, 2/2/2017	3,900,000
3,455,000		Connecticut State Health & Educational Facilities, (Series H) Weekly VRDNs (Lawrence & Memorial Hospital, Inc.)/(TD Bank, N.A. LOC), 0.680%, 2/1/2017	3,455,000
2,220,000	[2,3]	Connecticut State Health & Educational Facilities, Tender Option Bond Trust Receipts (2016-XM0449) Weekly VRDNs (Trinity Healthcare Credit Group)/(JPMorgan Chase Bank, N.A. LIQ), 0.690%, 2/2/2017	2,220,000
2,770,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Central Connecticut Coast YMCA)/(Citizens Bank, N.A., Providence LOC), 0.720%, 2/2/2017	2,770,000
2,000,000		Connecticut State HEFA, (Series A) Weekly VRDNs (Hotchkiss School)/(TD Bank, N.A. LIQ), 0.640%, 2/2/2017	2,000,000
1,410,000		Connecticut State HEFA, (Series B) Weekly VRDNs (Westover School, Inc.)/(TD Bank, N.A. LOC), 0.660%, 2/2/2017	1,410,000
1,770,000		Connecticut State HEFA, (Series C) Weekly VRDNs (Greenwich Hospital, CT)/(Bank of America N.A. LOC), 0.710%, 2/1/2017	1,770,000
3,500,000		Connecticut State HEFA, (Series C) Weekly VRDNs (Westminster School)/(Bank of America N.A. LOC), 0.690%, 2/2/2017	3,500,000
3,900,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Taft School)/(Wells Fargo Bank, N.A. LOC), 0.680%, 2/1/2017	3,900,000
4,000,000		Connecticut State HEFA, (Series S) 0.73% CP (Yale University), Mandatory Tender 3/10/2017	4,000,000
1,195,000		Connecticut State HFA, (2008 Series E) Weekly VRDNs (Bank of America N.A. LIQ), 0.710%, 2/2/2017	1,195,000
3,200,000		Connecticut State HFA, (2011 Subseries C-1) Weekly VRDNs (Barclays Bank PLC LIQ), 0.670%, 2/2/2017	3,200,000
1,045,000		Connecticut State HFA, (Series 2008) Weekly VRDNs (CIL Realty)/(HSBC Bank USA, N.A. LOC), 0.620%, 2/2/2017	1,045,000
2,855,000		Connecticut State HFA, (Series 2010) Weekly VRDNs (CIL Realty)/(HSBC Bank USA, N.A. LOC), 0.690%, 2/2/2017	2,855,000
5,000,000	[2,3]	Connecticut State HFA, Tender Option Bond Trust Receipts (2016-XF0492) Weekly VRDNs (Bank of America N.A. LIQ), 0.760%, 2/2/2017	5,000,000
5,395,000	[2,3]	Connecticut State, PUTTERs (Series 5003) Daily VRDNs (J.P. Morgan Securities LLC LIQ), 0.670%, 2/1/2017	5,395,000
3,090,000	[2,3]	Connecticut State, Tender Option Bond Trust Certificates (2015-YX002) Weekly VRDNs (Barclays Bank PLC LIQ), 0.710%, 2/2/2017	3,090,000
2,000,000	[2,3]	Connecticut State, Tender Option Bond Trust Receipts (2015-XF0222) Weekly VRDNs (TD Bank, N.A. LIQ), 0.700%, 2/2/2017	2,000,000
1,000,000		Essex, CT, 1.75% BANs, 5/17/2017	1,002,867
1,000,000		Groton City, CT, 2.00% BANs, 10/4/2017	1,005,971
765,000		Lisbon, CT, 1.50% BANs, 8/10/2017	767,366
3,500,000		Manchester, CT, 2.00% BANs, 2/22/2017	3,502,561
2,000,000		Putnam, CT, (LOT A2), 1.50% BANs, 7/12/2017	2,004,406
3,915,000		Shelton, CT Housing Authority, (Series 1998) Weekly VRDNs (Crosby Commons)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.710%, 2/2/2017	3,915,000
3,900,000		Stamford, CT Housing Authority, (Series 2016) Weekly VRDNs (Fairfield Apartments)/(FNMA LOC), 0.650%, 2/2/2017	3,900,000
770,000		Watertown, CT, 1.50% BANs, 4/25/2017	771,063
2,000,000		Windham, CT, 1.05% BANs, 3/7/2017	2,000,279
		TOTAL MUNICIPAL INVESTMENTS—99.9% (AT AMORTIZED COST)[4]	79,475,838
		OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	93,443
		TOTAL NET ASSETS—100%	$79,569,281
Securities that are subject to the federal alternative minimum tax (AMT) represent 15.8% of the portfolio as calculated based upon total market value.
1

1	Current rate and next reset date shown for Variable Rate Demand Instruments.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2017, these restricted securities amounted to $19,705,000, which represented 24.8% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2017, these liquid restricted securities amounted to $19,705,000, which represented 24.8% of total net assets.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2017.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2017, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PUTTERs	—Puttable Tax-Exempt Receipts
VRDNs	—Variable Rate Demand Notes
2
Federated Florida Municipal Cash Trust
Portfolio of Investments
January 31, 2017 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—101.5%[1]
		Florida—84.7%
$ 3,440,000		Alachua County, FL HFA, (Series 2006) Weekly VRDNs (Santa Fe I Apartments)/(Citibank NA, New York LOC), 0.700%, 2/1/2017	$3,440,000
3,750,000		Citizens Property Insurance Corp. FL, (Series 2010A-1), 5.25% Bonds (Citizens Property Insurance Coastal Account), 6/1/2017	3,803,095
3,635,000		Coconut Creek, FL, (Series 2007) Weekly VRDNs (Junior Achievement of South Florida, Inc.)/(TD Bank, N.A. LOC), 0.760%, 2/2/2017	3,635,000
3,000,000		Hillsborough County, FL HFA, (Series 2006: Brandywine Apartments) Weekly VRDNs (Brandywine Housing, Ltd.)/(Citibank NA, New York LOC), 0.700%, 2/1/2017	3,000,000
3,520,000		Jacksonville, FL HFDC, (Series 2002) Weekly VRDNs (University of Florida Jacksonville Physicians, Inc.)/(Bank of America N.A. LOC), 0.700%, 2/1/2017	3,520,000
4,275,000	[2,3]	Miami-Dade County, FL Aviation, Tender Option Bond Trust Receipts (2016-XL0035) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.940%, 2/2/2017	4,275,000
3,375,000		Miami-Dade County, FL IDA, (Series 1998) Weekly VRDNs (Professional Modification Services, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.690%, 2/1/2017	3,375,000
3,500,000		Miami-Dade County, FL IDA, (Series 2000A) Weekly VRDNs (CAE USA, Inc.)/(Royal Bank of Canada LOC), 0.790%, 2/1/2017	3,500,000
4,000,000	[2,3]	Miami-Dade County, FL Water & Sewer, Tender Option Bond Trust Receipts (2015-ZF0268) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Toronto Dominion Bank LIQ), 0.810%, 2/2/2017	4,000,000
3,000,000		Orange County, FL HFA, (Series 2007A) Weekly VRDNs (Marbella Pointe)/(FHLB of San Francisco LOC), 0.690%, 2/2/2017	3,000,000
1,750,000		Orange County, FL IDA, (Series 2000) Weekly VRDNs (Central Florida Kidney Centers, Inc.)/(SunTrust Bank LOC), 0.740%, 2/1/2017	1,750,000
4,200,000	[2,3]	Orange County, FL School Board, Tender Option Bond Trust Certificates (2015-XF2013) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.790%, 2/2/2017	4,200,000
1,335,000	[2,3]	Orlando, FL Contract Tourist Development, Floater Certificates (Series 2014-0001) Weekly VRDNs (Orlando, FL)/(Credit Suisse AG LIQ), 0.710%, 2/2/2017	1,335,000
1,500,000		Palm Beach County, FL, (Series 2001) Weekly VRDNs (Zoological Society of Palm Beach, Inc.)/(Northern Trust Co., Chicago, IL LOC), 0.670%, 2/2/2017	1,500,000
1,050,000		Pinellas County, FL Health Facility Authority, (Series 2009A-2) Weekly VRDNs (Baycare Health System)/(Northern Trust Co., Chicago, IL LOC), 0.670%, 2/2/2017	1,050,000
2,075,000		Seminole County, FL IDA, (Series 2008) Weekly VRDNs (3100 Camp Road LLC)/(PNC Bank, N.A. LOC), 0.780%, 2/2/2017	2,075,000
1,000,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.630%, 2/1/2017	1,000,000
4,730,000		Sumter County, FL IDA, (Series 2007) Weekly VRDNs (American Cement Company LLC)/(Bank of America N.A. LOC), 0.790%, 2/2/2017	4,730,000
900,000		Sunshine State Governmental Finance Commission, FL, (Series 2010B) Weekly VRDNs (Miami-Dade County, FL)/(MUFG Union Bank, N.A. LOC), 0.670%, 2/2/2017	900,000
4,000,000		Sunshine State Governmental Finance Commission, FL, Callable Tax-Exempt Notes (Series H), 0.87% CP (Orlando, FL)/(JPMorgan Chase Bank, N.A. LIQ), Mandatory Tender 3/10/2017	4,000,000
4,000,000	[2,3]	Tampa-Hillsborough County, FL Expressway Authority, Tender Option Bond Trust Certificates (2016-XG0097) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.890%, 2/2/2017	4,000,000
10,685,000		UCF Health Facilities Corp., FL, Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.750%, 2/3/2017	10,685,000
		TOTAL	72,773,095
		Illinois—7.4%
3,500,000		Illinois Educational Facilities Authority, (Series 2002A) Weekly VRDNs (Saint Xavier University)/(FirstMerit Bank, N.A. LOC), 0.920%, 2/2/2017	3,500,000
2,845,000		Illinois Housing Development Authority, Florida House (2008 Series C) Weekly VRDNs (FHLB of Chicago LIQ), 0.730%, 2/2/2017	2,845,000
		TOTAL	6,345,000
		Indiana—1.5%
1,302,000		Bartholomew Consolidated School Corp., IN, 3.25% TANs, 12/29/2017	1,318,232
		Maryland—1.6%
1,350,000		Maryland State Health & Higher Educational Facilities Authority, (Series B), 3.00% Bonds (University of Maryland Medical System Corporation), 7/1/2017	1,360,651
		Michigan—1.3%
1,100,000		Michigan State Housing Development Authority, (2016 Series C) Weekly VRDNs (Barclays Bank PLC LIQ), 0.810%, 2/1/2017	1,100,000
1

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1]
	New Jersey—3.8%
$3,285,000	New Jersey EDA Weekly VRDNs (Services for Children with Hidden Intelligence, Inc.)/(Fulton Bank, N.A. LOC), 0.900%, 2/2/2017	$3,285,000
	Ohio—1.2%
1,000,000	Euclid City School District, OH, 2.35% BANs, 4/4/2017	1,001,438
	TOTAL MUNICIPAL INVESTMENTS—101.5% (AT AMORTIZED COST)[4]	87,183,416
	OTHER ASSETS AND LIABILITIES - NET—(1.5)%[5]	(1,302,100)
	TOTAL NET ASSETS—100%	$85,881,316
Securities that are subject to the federal alternative minimum tax (AMT) represent 37.1% of the portfolio as calculated based upon total market value.
1	Current rate and next reset date shown for Variable Rate Demand Instruments.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2017, these restricted securities amounted to $17,810,000, which represented 20.7% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2017, these liquid restricted securities amounted to $17,810,000, which represented 20.7% of total net assets.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2017.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2017, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
2

The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
EDA	—Economic Development Authority
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
TANs	—Tax Anticipation Notes
VRDNs	—Variable Rate Demand Notes
3
Federated Institutional Tax-Free Cash Trust
Portfolio of Investments
January 31, 2017 (unaudited)
Principal Amount		Value
	SHORT-TERM MUNICIPALS—100.0%[1]
	Alabama—9.3%
$6,000,000	Alabama HFA MFH, (2000 Series A:Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 0.710%, 2/2/2017	$6,000,000
8,000,000	Mobile County, AL IDA Gulf Opportunity Zone, (Series 2011) Weekly VRDNs (SSAB Alabama, Inc.)/(Credit Agricole Corporate and Investment Bank LOC), 0.690%, 2/2/2017	8,000,000
7,500,000	Tuscaloosa County, AL IDA, (Series 2011A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.670%, 2/1/2017	7,500,000
13,000,000	Tuscaloosa County, AL IDA, (Series 2011J: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.680%, 2/2/2017	13,000,000
10,760,000	Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.760%, 2/2/2017	10,760,000
	TOTAL	45,260,000
	Alaska—2.9%
7,300,000	Alaska State Housing Finance Corp., (Series 2007A) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.690%, 2/2/2017	7,300,000
6,880,000	Alaska State Housing Finance Corp., (Series 2007B) Weekly VRDNs (Landesbank Baden-Wurttemberg LIQ), 0.700%, 2/2/2017	6,880,000
	TOTAL	14,180,000
	Arizona—0.8%
4,000,000	Maricopa County, AZ, IDA Solid Waste Disposal, (Series 2009) Weekly VRDNs (DC Paloma 2 LLC)/(CoBank, ACB LOC), 0.700%, 2/2/2017	4,000,000
	Colorado—0.0%
120,000	Colorado Health Facilities Authority, (Series 1998H) Weekly VRDNs (Community Partnership for Child Development)/(U.S. Bank, N.A. LOC), 0.830%, 2/2/2017	120,000
	Connecticut—2.0%
1,430,000	Connecticut State HFA, (2013 Series B Subseries B-6) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.670%, 2/2/2017	1,430,000
4,110,000	Connecticut State HFA, (Series 2010) Weekly VRDNs (CIL Realty)/(HSBC Bank USA, N.A. LOC), 0.690%, 2/2/2017	4,110,000
4,000,000	Connecticut State HFA, (Subseries C-3) Weekly VRDNs (Royal Bank of Canada LIQ), 0.660%, 2/2/2017	4,000,000
	TOTAL	9,540,000
	Florida—5.8%
5,600,000	Alachua County, FL HFA, (Series 2008) Weekly VRDNs (Santa Fe Apartments II, Ltd.)/(FNMA LOC), 0.650%, 2/2/2017	5,600,000
7,400,000	Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 0.680%, 2/1/2017	7,400,000
3,400,000	JEA, FL Electric System, (Series Three 2008B-3) Weekly VRDNs (Royal Bank of Canada LIQ), 0.650%, 2/1/2017	3,400,000
480,000	Jacksonville, FL HFDC, (Series 2002) Weekly VRDNs (University of Florida Jacksonville Physicians, Inc.)/(Bank of America N.A. LOC), 0.700%, 2/1/2017	480,000
1,385,000	Orlando, FL Utilities Commission, (Series 2008-1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.660%, 2/1/2017	1,385,000
3,700,000	Palm Beach County, FL, (Series 2001) Weekly VRDNs (Zoological Society of Palm Beach, Inc.)/(Northern Trust Co., Chicago, IL LOC), 0.670%, 2/2/2017	3,700,000
3,700,000	Pinellas County, FL Health Facility Authority, (Series 2009A-2) Weekly VRDNs (Baycare Health System)/(Northern Trust Co., Chicago, IL LOC), 0.670%, 2/2/2017	3,700,000
2,600,000	Sunshine State Governmental Finance Commission, FL, (Series 2010B) Weekly VRDNs (Miami-Dade County, FL)/(MUFG Union Bank, N.A. LOC), 0.670%, 2/2/2017	2,600,000
	TOTAL	28,265,000
	Georgia—1.7%
3,100,000	Cobb County, GA Housing Authority, (Series 2008) Weekly VRDNs (Highland Ridge Partners LP)/(FHLMC LOC), 0.710%, 2/2/2017	3,100,000
5,000,000	Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Lumpkin Park Partners, Ltd.)/(FHLMC LOC), 0.810%, 2/2/2017	5,000,000
	TOTAL	8,100,000
	Illinois—5.1%
4,000,000	Illinois Development Finance Authority, (Series 1999) Weekly VRDNs (Chicago Horticultural Society)/(BMO Harris Bank, N.A. LOC), 0.750%, 2/1/2017	4,000,000
2,000,000	Illinois Finance Authority, (Series 2008) Weekly VRDNs (Chicago Horticultural Society)/(BMO Harris Bank, N.A. LOC), 0.750%, 2/1/2017	2,000,000

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1]
	Illinois—continued
$3,680,000	Illinois Finance Authority, (Series 2008) Weekly VRDNs (Clearbrook Corp.)/(BMO Harris Bank, N.A. LOC), 0.660%, 2/2/2017	$3,680,000
8,500,000	Illinois Finance Authority, (Series 2008C-1) Weekly VRDNs (Advocate Health Care Network)/(JPMorgan Chase Bank, N.A. LIQ), 0.670%, 2/1/2017	8,500,000
3,000,000	Illinois Finance Authority, (Series 2009B) Weekly VRDNs (OSF Health Care Systems)/(PNC Bank, N.A. LOC), 0.650%, 2/1/2017	3,000,000
3,000,000	Illinois Finance Authority, (Subseries C-3A) Weekly VRDNs (Advocate Health Care Network)/(Northern Trust Co., Chicago, IL LIQ), 0.640%, 2/1/2017	3,000,000
510,000	Southwestern Illinois Development Authority, (Series 2010) Weekly VRDNs (Molinero, Inc.)/(BMO Harris Bank, N.A. LOC), 0.660%, 2/2/2017	510,000
	TOTAL	24,690,000
	Indiana—2.4%
5,780,000	Indianapolis, IN MFH, (Series 2009A) Weekly VRDNs (Washington Pointe, LP)/(FNMA LOC), 0.680%, 2/3/2017	5,780,000
6,000,000	Valparaiso, IN EDRB, (Series 2008) Weekly VRDNs (Pines Village Retirement Community, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.760%, 2/2/2017	6,000,000
	TOTAL	11,780,000
	Iowa—1.1%
5,500,000	Iowa Finance Authority, Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs (Cargill, Inc.), 0.660%, 2/2/2017	5,500,000
	Kansas—1.1%
5,150,000	Burlington, KS, (Series 2007A) Weekly VRDNs (Kansas City Power And Light Co.)/(Mizuho Bank Ltd. LOC), 0.690%, 2/1/2017	5,150,000
	Louisiana—3.9%
8,900,000	Louisiana Local Government Environmental Facilities CDA, (Series 2002) Weekly VRDNs (Isidore Newman School)/(FHLB of Dallas LOC), 0.690%, 2/1/2017	8,900,000
4,000,000	Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.690%, 2/1/2017	4,000,000
3,350,000	Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Christ Episcopal Church in Covington)/(FHLB of Dallas LOC), 0.690%, 2/1/2017	3,350,000
3,000,000	Louisiana Public Facilities Authority, (Series 2008B) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.660%, 2/1/2017	3,000,000
	TOTAL	19,250,000
	Maryland—0.2%
850,000	Maryland State Economic Development Corp., (Series 2003: Maryland Science Center) Weekly VRDNs (Maryland Academy of Sciences)/(Bank of America N.A. LOC), 0.720%, 2/2/2017	850,000
	Massachusetts—5.1%
8,500,000	Massachusetts Development Finance Agency, (Series 2014) Weekly VRDNs (CIL Realty of Massachusetts)/(HSBC Bank USA, N.A. LOC), 0.690%, 2/2/2017	8,500,000
1,800,000	Massachusetts HEFA, (Series Y) Weekly VRDNs (Harvard University), 0.640%, 2/2/2017	1,800,000
6,800,000	Massachusetts State Development Finance Agency, (Series M-2) Weekly VRDNs (Partners Healthcare Systems)/(Bank of New York Mellon LOC), 0.660%, 2/2/2017	6,800,000
7,850,000	Massachusetts Water Resources Authority, (2008 Series F) Weekly VRDNs (Bank of New York Mellon LIQ), 0.640%, 2/2/2017	7,850,000
	TOTAL	24,950,000
	Michigan—7.8%
2,300,000	Grand Valley State University Board of Trustees, MI, (Series 2008-B) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.640%, 2/2/2017	2,300,000
300,000	Green Lake Township, MI Daily VRDNs (Interlochen Center)/(BMO Harris Bank, N.A. LOC), 0.610%, 2/1/2017	300,000
1,750,000	Kent Hospital Finance Authority, MI, (Series 2008B-3) Weekly VRDNs (Spectrum Health)/(Wells Fargo Bank, N.A. LIQ), 0.660%, 2/1/2017	1,750,000
2,475,000	Lenawee County, MI EDC, (Series 2009) Weekly VRDNs (Siena Heights University)/(FHLB of Chicago LOC), 0.670%, 2/2/2017	2,475,000
1,500,000	Michigan State University Board of Trustees, (Series 2000A-1) Weekly VRDNs (Michigan State University)/(Royal Bank of Canada LIQ), 0.650%, 2/1/2017	1,500,000
4,640,000	Michigan State University Board of Trustees, (Series 2005) Weekly VRDNs (Michigan State University)/(Royal Bank of Canada LIQ), 0.650%, 2/1/2017	4,640,000
2,800,000	Michigan Strategic Fund, (Series 2010) Weekly VRDNs (Kroger Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.720%, 2/2/2017	2,800,000
5,110,000	Southfield, MI EDC, (Series 2001) Weekly VRDNs (Lawrence Technological University)/(JPMorgan Chase Bank, N.A. LOC), 0.670%, 2/1/2017	5,110,000
12,765,000	St. Joseph, MI Hospital Finance Authority, (Series 2002) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.780%, 2/2/2017	12,765,000

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1]
	Michigan—continued
$4,490,000	St. Joseph, MI Hospital Finance Authority, (Series 2006) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.780%, 2/2/2017	$4,490,000
	TOTAL	38,130,000
	Minnesota—6.5%
3,595,000	Bloomington, MN, (Series 2008) Weekly VRDNs (Presbyterian Homes, Inc.)/(FHLMC LOC), 0.660%, 2/2/2017	3,595,000
1,110,000	Eagan, MN, (Series 2003) Weekly VRDNs (Aspenwoods of Eagan Apartments))/(FNMA LOC), 0.760%, 2/2/2017	1,110,000
14,900,000	Minneapolis, MN Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.670%, 2/2/2017	14,900,000
1,700,000	Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2009B-1) Daily VRDNs (Allina Health System, MN)/(JPMorgan Chase Bank, N.A. LOC), 0.610%, 2/1/2017	1,700,000
500,000	Minnesota State HFA Weekly VRDNs (Royal Bank of Canada LIQ), 0.650%, 2/2/2017	500,000
2,650,000	Minnesota State Higher Education Facility Authority, (Series Five-G) Weekly VRDNs (Carleton College)/(JPMorgan Chase Bank, N.A. LIQ), 0.710%, 2/2/2017	2,650,000
950,000	Rochester, MN Health Care Facility Authority, (Series 2016) Weekly VRDNs (Mayo Clinic), 0.660%, 2/1/2017	950,000
3,975,000	Roseville, MN, (Series 2009) Weekly VRDNs (Eaglecrest Senior Housing, LLC)/(FHLMC LOC), 0.660%, 2/2/2017	3,975,000
2,050,000	St. Paul, MN Housing & Redevelopment Authority, (Series 2009C) Weekly VRDNs (Allina Health System, MN)/(Wells Fargo Bank, N.A. LOC), 0.640%, 2/2/2017	2,050,000
	TOTAL	31,430,000
	Missouri—1.5%
7,280,000	Golden Valley, MO Memorial Hospital District, (Series 2006) Weekly VRDNs (UMB Bank, N.A. LOC), 0.810%, 2/2/2017	7,280,000
	Nebraska—0.5%
1,030,000	Douglas County, NE Hospital Authority No. 001, (Series 2002) Weekly VRDNs (Florence Home)/(U.S. Bank, N.A. LOC), 0.910%, 2/2/2017	1,030,000
1,400,000	Washington County, NE, (Series 2010) Weekly VRDNs (Cargill, Inc.), 0.680%, 2/2/2017	1,400,000
	TOTAL	2,430,000
	Nevada—3.8%
5,950,000	Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 D-1) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.660%, 2/1/2017	5,950,000
12,400,000	Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 D-2B) Weekly VRDNs (Royal Bank of Canada LOC), 0.650%, 2/1/2017	12,400,000
	TOTAL	18,350,000
	New York—5.2%
1,000,000	Metropolitan Transportation Authority, NY, (Series 2005D-2) Daily VRDNs (MTA Transportation Revenue)/(Landesbank Hessen-Thuringen LOC), 0.630%, 2/1/2017	1,000,000
2,400,000	New York City, NY Municipal Water Finance Authority, (Series 2001F-1) Daily VRDNs (Mizuho Bank Ltd. LIQ), 0.650%, 2/1/2017	2,400,000
4,935,000	New York City, NY Municipal Water Finance Authority, (Series 2014AA-8) Daily VRDNs (Mizuho Bank Ltd. LIQ), 0.650%, 2/1/2017	4,935,000
12,000,000	New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2009 Series BB-2) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 0.630%, 2/1/2017	12,000,000
2,275,000	New York City, NY, (Fiscal 2012 Series G-6) Daily VRDNs (Mizuho Bank Ltd. LOC), 0.650%, 2/1/2017	2,275,000
2,600,000	New York State Dormitory Authority, (Series 2002A-2) Weekly VRDNs (Rockefeller University)/(JPMorgan Chase Bank, N.A. LIQ), 0.640%, 2/2/2017	2,600,000
	TOTAL	25,210,000
	North Carolina—9.0%
1,300,000	Greensboro, NC, (Series 2003B) Weekly VRDNs (Bank of America N.A. LIQ), 0.690%, 2/1/2017	1,300,000
6,850,000	New Hanover County, NC, (Series 2008A) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.650%, 2/1/2017	6,850,000
2,840,000	North Carolina Capital Facilities Finance Agency, (Series 2004B) Weekly VRDNs (NCA&T University Foundation LLC)/(PNC Bank, N.A. LOC), 0.660%, 2/2/2017	2,840,000
17,460,000	North Carolina Medical Care Commission, (Series 2001A) Weekly VRDNs (Moses H. Cone Memorial)/(BMO Harris Bank, N.A. LIQ), 0.640%, 2/2/2017	17,460,000
5,290,000	North Carolina Medical Care Commission, (Series 2004A) Weekly VRDNs (Moses H. Cone Memorial), 0.640%, 2/2/2017	5,290,000
8,000,000	Person County, NC Industrial Facilities & PCFA, (Series 2010) Weekly VRDNs (Certainteed Gypsum, Inc.)/(Credit Industriel et Commercial LOC), 0.720%, 2/2/2017	8,000,000
870,000	Raleigh, NC, (Series 2005B-2) Weekly VRDNs (PNC Bank, N.A. LIQ), 0.660%, 2/1/2017	870,000

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1]
	North Carolina—continued
$1,280,000	Raleigh, NC, (Series 2008B) Weekly VRDNs (Raleigh, NC Combined Enterprise System)/(Bank of America N.A. LIQ), 0.670%, 2/1/2017	$1,280,000
	TOTAL	43,890,000
	Ohio—2.4%
11,525,000	Allen County, OH, (Series 2010C) Daily VRDNs (Mercy Health)/(MUFG Union Bank, N.A. LOC), 0.640%, 2/1/2017	11,525,000
	Pennsylvania—12.5%
7,545,000	Butler County, PA General Authority, (Series 2007) Weekly VRDNs (Hampton Township School District, PA)/(Assured Guaranty Municipal Corp. INS)/(Bank of New York Mellon LIQ), 0.680%, 2/2/2017	7,545,000
9,090,000	Emmaus, PA General Authority, (Series 1996) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.690%, 2/1/2017	9,090,000
2,500,000	Lancaster, PA IDA, (Series A of 2009) Weekly VRDNs (Willow Valley Retirement Communities)/(PNC Bank, N.A. LOC), 0.670%, 2/2/2017	2,500,000
1,950,000	Lancaster, PA IDA, (Series C of 2009) Weekly VRDNs (Willow Valley Retirement Communities)/(PNC Bank, N.A. LOC), 0.670%, 2/2/2017	1,950,000
2,500,000	Lower Merion, PA School District, (Series B of 2009) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.650%, 2/2/2017	2,500,000
2,600,000	Northampton County, PA General Purpose Authority, (Series of 2003) Weekly VRDNs (Lafayette College)/(U.S. Bank, N.A. LIQ), 0.680%, 2/2/2017	2,600,000
5,500,000	Northampton County, PA General Purpose Authority, (Series of 2006) Weekly VRDNs (Lafayette College)/(TD Bank, N.A. LIQ), 0.680%, 2/2/2017	5,500,000
20,000,000	Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.740%, 2/2/2017	20,000,000
9,200,000	Pittsburgh, PA Water & Sewer Authority, First Lien (Series D-2) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.700%, 2/2/2017	9,200,000
	TOTAL	60,885,000
	Rhode Island—4.1%
20,000,000	Rhode Island State Health and Educational Building Corp., (Series 2008) Weekly VRDNs (Rhode Island School of Design)/(U.S. Bank, N.A. LOC), 0.650%, 2/1/2017	20,000,000
	Tennessee—1.9%
9,300,000	Metropolitan Nashville Tennessee Airport Authority, (Series 2008A) Weekly VRDNs (Societe Generale, Paris LOC), 0.770%, 2/1/2017	9,300,000
	Texas—2.2%
2,800,000	Bexar County, TX Housing Finance Corp., (Series 2005A) Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 0.750%, 2/2/2017	2,800,000
8,030,000	Texas State, Veterans Bonds (Series 2016) Weekly VRDNs (Landesbank Hessen-Thuringen LIQ), 0.670%, 2/1/2017	8,030,000
	TOTAL	10,830,000
	Utah—0.4%
2,000,000	St. George, UT IDRB, (Series 2010) Weekly VRDNs (Apogee Enterprises, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.730%, 2/2/2017	2,000,000
	West Virginia—0.8%
2,845,000	Cabell County, WV, (Series 2010A) Weekly VRDNs (Provident Group-Marshall Properties, LLC)/(Bank of America N.A. LOC), 0.710%, 2/2/2017	2,845,000
900,000	West Virginia State Hospital Finance Authority, (Series 2008A) Weekly VRDNs (Cabell Huntington Hospital)/(Branch Banking & Trust Co. LOC), 0.720%, 2/2/2017	900,000
	TOTAL	3,745,000
	TOTAL MUNICIPAL INVESTMENTS—100.0% (AT AMORTIZED COST)[2]	486,640,000
	OTHER ASSETS AND LIABILITIES - NET—0.0%[3]	141,481
	TOTAL NET ASSETS—100%	$486,781,481
At January 31, 2017, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	Current rate and next reset date shown for Variable Rate Demand Instruments.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2017.

Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2017, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
CDA	—Community Development Authority
EDC	—Economic Development Commission
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDRB	—Industrial Development Revenue Bond
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LP	—Limited Partnership
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
5
Federated Georgia Municipal Cash Trust
Portfolio of Investments
January 31, 2017 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—100.6%[1]
		Georgia—100.6%
$1,400,000	[2,3]	Atlanta, GA Water & Wastewater, Tender Option Bond Trust Receipts (2015-XF0234) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.700%, 2/2/2017	$1,400,000
4,000,000		Atlanta, GA, Urban Residential Finance Authority, (Series 1995) Weekly VRDNs (West End Housing Development)/(FNMA LOC), 0.790%, 2/2/2017	4,000,000
4,250,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(FNMA LOC), 0.810%, 2/2/2017	4,250,000
1,850,000		Bartow County, GA Development Authority, (1st Series 2009) Weekly VRDNs (Georgia Power Co.), 0.700%, 2/1/2017	1,850,000
1,860,000		Bartow County, GA Development Authority, (Series 2010) Weekly VRDNs (VMC Specialty Alloys LLC)/(Comerica Bank LOC), 0.680%, 2/2/2017	1,860,000
4,400,000		Bulloch County, GA Development Authority, (Series 1999) Weekly VRDNs (Apogee Enterprises, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.840%, 2/2/2017	4,400,000
3,780,000		Cherokee County, GA Development Authority, (Series 2008) Weekly VRDNs (Goodwill of North Georgia, Inc.)/(SunTrust Bank LOC), 0.760%, 2/1/2017	3,780,000
2,600,000		Cobb County, GA Housing Authority, (Series 2008) Weekly VRDNs (Highland Ridge Partners LP)/(FHLMC LOC), 0.710%, 2/2/2017	2,600,000
4,550,000		Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Avalon Apartments LP)/(FNMA LOC), 0.810%, 2/2/2017	4,550,000
2,415,000		DeKalb County, GA Development Authority, (Series 2007) Weekly VRDNs (Inland Fresh Seafood Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.780%, 2/2/2017	2,415,000
3,000,000	[2,3]	DeKalb Private Hospital Authority, GA, Stage Trust (Series 2009-90C), 0.86% TOBs (Children's Healthcare of Atlanta, Inc.)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 2/2/2017	3,000,000
1,470,000		Fitzgerald & Ben Hill County, GA Development Authority, (Series 2007) Weekly VRDNs (Agri-Products, Inc.)/(U.S. Bank, N.A. LOC), 0.750%, 2/2/2017	1,470,000
2,880,000		Floyd County, GA Development Authority PCRB, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.700%, 2/1/2017	2,880,000
2,100,000		Fulton County, GA Development Authority, (Series 2000) Weekly VRDNs (Donnellan School, Inc.)/(Bank of New York Mellon LOC), 0.740%, 2/2/2017	2,100,000
4,380,000	[2,3]	Fulton County, GA, Solar Eclipse (Series 2017-0007) Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.730%, 2/2/2017	4,380,000
2,975,000		Gainesville and Hall County, GA Development Authority, (Series 2002) Weekly VRDNs (Fieldale Farms Corp.)/(Cooperatieve Rabobank UA LOC), 0.720%, 2/2/2017	2,975,000
3,090,000		Gwinnett County, GA Housing Authority, (Series 2006) Weekly VRDNs (Palisades at Satellite Crossing Apartments)/(SunTrust Bank LOC), 0.850%, 2/2/2017	3,090,000
11,265,000		Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 0.810%, 2/2/2017	11,265,000
4,500,000		Main Street Gas, Inc., GA, (Series 2010 A1), 0.77% TOBs (Royal Bank of Canada LOC), Optional Tender 2/1/2017	4,500,000
4,000,000		Pike County, GA Development Authority, (Series 2003) Weekly VRDNs (Southern Mills, Inc.)/(Bank of America N.A. LOC), 0.790%, 2/1/2017	4,000,000
1,500,000		Private Colleges & Universities Facilities of GA, (Series 2005B-2) Weekly VRDNs (Emory University), 0.600%, 2/2/2017	1,500,000
1,000,000		Roswell, GA Housing Authority, MFH Refunding Revenue Bonds (Series 1988A) Weekly VRDNs (Belcourt Ltd.)/(Northern Trust Co., Chicago, IL LOC), 0.680%, 2/1/2017	1,000,000
5,250,000		Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 0.750%, 2/1/2017	5,250,000
1,000,000		Savannah, GA EDA, (Series B) Weekly VRDNs (Home Depot, Inc.)/(SunTrust Bank LOC), 0.750%, 2/1/2017	1,000,000
4,170,000		Savannah, GA Housing Authority, (Series 2003) Weekly VRDNs (Bradley Pointe Apartments)/(KeyBank, N.A. LOC), 0.780%, 2/2/2017	4,170,000
3,615,000		Wayne County, GA, IDA, (Series 2011) Weekly VRDNs (Sierra International Machinery LLC)/(Branch Banking & Trust Co. LOC), 0.730%, 2/2/2017	3,615,000
5,600,000		Willacoochee, GA Development Authority, (Series 1997) Weekly VRDNs (Langboard, Inc.)/(FHLB of Atlanta LOC), 0.810%, 2/2/2017	5,600,000
		TOTAL MUNICIPAL INVESTMENTS—100.6% (AT AMORTIZED COST)[4]	92,900,000
		OTHER ASSETS AND LIABILITIES - NET—(0.6)%[5]	(583,634)
		TOTAL NET ASSETS—100%	$92,316,366
Securities that are subject to the federal alternative minimum tax (AMT) represent 67.2% of the portfolio as calculated based upon total market value.
1

1	Current rate and next reset date shown for Variable Rate Demand Instruments.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2017, these restricted securities amounted to $8,780,000, which represented 9.5% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2017, these liquid restricted securities amounted to $8,780,000, which represented 9.5% of total net assets.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2017.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2017, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
2

The following acronyms are used throughout this portfolio:
EDA	—Economic Development Authority
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCRB	—Pollution Control Revenue Bond
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
3
Federated Massachusetts Municipal Cash Trust
Portfolio of Investments
January 31, 2017 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—101.5%[1]
		Massachusetts—101.5%
$3,200,000	[2,3]	Commonwealth of Massachusetts, Clipper Tax-Exempt Certificates Trust (Series 2009-69) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.700%, 2/2/2017	$3,200,000
8,000,000	[2,3]	Commonwealth of Massachusetts, Municipal Securities Trust Receipts (Series 2008-SGC-51) Weekly VRDNs (Societe Generale, Paris LIQ), 0.660%, 2/2/2017	8,000,000
2,000,000	[2,3]	Commonwealth of Massachusetts, PUTTERs (Series 5005) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.670%, 2/1/2017	2,000,000
2,000,000		Haverhill, MA, 1.75% BANs, 12/1/2017	2,010,659
2,500,000		Haverhill, MA, 2.00% BANs, 6/1/2017	2,509,450
10,000,000	[2,3]	Massachusetts Bay Transportation Authority Sales Tax Revenue, Clipper Tax-Exempt Certificates Trust (Series 2009-47) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.700%, 2/2/2017	10,000,000
3,847,000		Massachusetts Development Finance Agency, (Issue 4), 0.75% CP (FHLB of Boston LOC), Mandatory Tender 2/7/2017	3,847,000
4,150,000		Massachusetts Development Finance Agency, (Series 2013) Weekly VRDNs (CIL Realty of Massachusetts)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.700%, 2/2/2017	4,150,000
1,950,000	[2,3]	Massachusetts Development Finance Agency, Tender Option Bond Trust Receipts (2016-XM0137) Weekly VRDNs (Partners Healthcare Systems)/(JPMorgan Chase Bank, N.A. LIQ), 0.690%, 2/2/2017	1,950,000
3,680,000		Massachusetts HEFA, (Series 2009C) Tranche 2 Daily VRDNs (Henry Heywood Memorial Hospital)/(TD Bank, N.A. LOC), 0.630%, 2/1/2017	3,680,000
5,200,000		Massachusetts HEFA, (Series J-2) Daily VRDNs (Baystate Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.610%, 2/1/2017	5,200,000
4,200,000		Massachusetts HEFA, (Series Y) Weekly VRDNs (Harvard University), 0.640%, 2/2/2017	4,200,000
2,900,000		Massachusetts IFA, (Series 1992B), 0.80% CP (New England Power Co.), Mandatory Tender 3/9/2017	2,900,000
3,265,000		Massachusetts IFA, (Series 1992B), 0.90% CP (New England Power Co.), Mandatory Tender 2/2/2017	3,265,000
2,400,000		Massachusetts IFA, (Series 1994) Weekly VRDNs (Nova Realty Trust)/(TD Bank, N.A. LOC), 0.640%, 2/2/2017	2,400,000
1,625,000	[2,3]	Massachusetts School Building Authority, Eagles (Series 2014-0003) Weekly VRDNs (Citibank NA, New York LIQ), 0.700%, 2/2/2017	1,625,000
2,300,000	[2,3]	Massachusetts School Building Authority, Tender Option Bond Trust Certificates (2015-XF2203) Weekly VRDNs (Citibank NA, New York LIQ), 0.690%, 2/2/2017	2,300,000
7,850,000	[2,3]	Massachusetts School Building Authority, Tender Option Bond Trust Certificates (2016-XX1008) Weekly VRDNs (Barclays Bank PLC LIQ), 0.700%, 2/2/2017	7,850,000
4,180,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Governor Dummer Academy)/(TD Bank, N.A. LOC), 0.660%, 2/1/2017	4,180,000
2,360,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Marine Biological Laboratory)/(PNC Bank, N.A. LOC), 0.650%, 2/2/2017	2,360,000
6,185,000		Massachusetts State Development Finance Agency, (Series 2007A) Weekly VRDNs (Tabor Academy)/(Citizens Bank, N.A., Providence LOC), 0.760%, 2/1/2017	6,185,000
2,435,000		Massachusetts State Development Finance Agency, (Series 2007B) Weekly VRDNs (Tabor Academy)/(Citizens Bank, N.A., Providence LOC), 0.760%, 2/1/2017	2,435,000
4,000,000		Massachusetts State Development Finance Agency, (Series 2008A) Weekly VRDNs (Babson College)/(Bank of America N.A. LOC), 0.640%, 2/2/2017	4,000,000
900,000		Massachusetts State Development Finance Agency, (Series M-2) Weekly VRDNs (Partners Healthcare Systems)/(Bank of New York Mellon LOC), 0.660%, 2/2/2017	900,000
2,300,000		Massachusetts State Health & Educational Facility, (Series 2008 N-2) Daily VRDNs (Tufts University)/(Wells Fargo Bank, N.A. LIQ), 0.580%, 2/1/2017	2,300,000
5,345,000	[2,3]	Massachusetts State Health & Educational Facility, Tender Option Bond Trust Receipts (2016-XM0232) Weekly VRDNs (Massachusetts Institute of Technology)/(Bank of America N.A. LIQ), 0.710%, 2/2/2017	5,345,000
950,000		Massachusetts State HFA, (Series A) Weekly VRDNs (TD Bank, N.A. LOC), 0.660%, 2/1/2017	950,000
4,000,000		Massachusetts State Housing Finance Agency Housing Revenue, (2015 Series A) Weekly VRDNs (Princeton Westford)/(Bank of America N.A. LOC), 0.680%, 2/2/2017	4,000,000
5,170,000	[2,3]	Massachusetts Water Resources Authority, Tender Option Bond Trust Certificates (2016-XX1002) Weekly VRDNs (Barclays Bank PLC LIQ), 0.700%, 2/2/2017	5,170,000
2,500,000	[2,3]	Metropolitan Boston Transit Parking Corporation, Stage Trust (Series 2011-77C), 0.86% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 3/2/2017	2,500,000
1,692,310		Pittsfield, MA, 1.50% BANs, 2/4/2017	1,692,434
1

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1]
	Massachusetts—continued
$1,641,000	Tyngsborough, MA, 2.00% BANs, 7/14/2017	$1,648,803
6,547,646	Westfield, MA, 2.00% BANs, 3/31/2017	6,559,749
	TOTAL MUNICIPAL INVESTMENTS—101.5% (AT AMORTIZED COST)[4]	121,313,095
	OTHER ASSETS AND LIABILITIES - NET—(1.5)%[5]	(1,837,230)
	TOTAL NET ASSETS—100%	$119,475,865
At January 31, 2017, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	Current rate and next reset date shown for Variable Rate Demand Instruments.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2017, these restricted securities amounted to $49,940,000, which represented 41.8% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2017, these liquid restricted securities amounted to $49,940,000, which represented 41.8% of total net assets.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2017.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2017, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
2

The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IFA	—Industrial Finance Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PUTTERs	—Puttable Tax-Exempt Receipts
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
3
Federated Michigan Municipal Cash Trust
Portfolio of Investments
January 31, 2017 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—97.6%[1]
		Michigan—97.6%
$1,200,000	[2,3]	Eastern Michigan University Board of Regents, Barclays Floater Certificates (Series 2015-6WE) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.810%, 2/2/2017	$1,200,000
650,000		Grand Rapids, MI Economic Development Corp., (Series 1991-A) Weekly VRDNs (Amway Hotel Corp.)/(Bank of America N.A. LOC), 0.900%, 2/1/2017	650,000
1,000,000		Grand Rapids, MI IDR, (Series 2007) Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 0.820%, 2/2/2017	1,000,000
1,200,000		Grand Valley State University Board of Trustees, MI, (Series 2008-B) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.640%, 2/2/2017	1,200,000
500,000		Green Lake Township, MI Daily VRDNs (Interlochen Center)/(BMO Harris Bank, N.A. LOC), 0.610%, 2/1/2017	500,000
350,000		Kent Hospital Finance Authority, MI, (Series 2008B-3) Weekly VRDNs (Spectrum Health)/(Wells Fargo Bank, N.A. LIQ), 0.660%, 2/1/2017	350,000
500,000		Lenawee County, MI EDC, (Series 2009) Weekly VRDNs (Siena Heights University)/(FHLB of Chicago LOC), 0.670%, 2/2/2017	500,000
1,300,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.750%, 2/3/2017	1,300,000
1,300,000		Michigan Job Development Authority, (Series 1985) Weekly VRDNs (Andersons, Inc. (The))/(U.S. Bank, N.A. LOC), 0.740%, 2/1/2017	1,300,000
515,000		Michigan State Building Authority, Facilities Program (Series I) Weekly VRDNs (Citibank NA, New York LOC), 0.660%, 2/2/2017	515,000
1,000,000		Michigan State Finance Authority Revenue, (Series 2013MI-1), 0.75% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 3/1/2017	1,000,000
2,400,000		Michigan State Housing Development Authority, (2016 Series C) Weekly VRDNs (Barclays Bank PLC LIQ), 0.810%, 2/1/2017	2,400,000
800,000		Michigan State Housing Development Authority, (Series 2001B) Weekly VRDNs (Sand Creek Apartments)/(FHLB of Indianapolis LOC), 0.820%, 2/2/2017	800,000
400,000		Michigan State Strategic Fund Ltd., (Series 1999) Weekly VRDNs (B & C Leasing LLC)/(Bank of America N.A. LOC), 0.970%, 2/2/2017	400,000
2,500,000		Michigan State Strategic Fund Weekly VRDNs (Stegner East Investments LLC)/(Comerica Bank LOC), 0.810%, 2/2/2017	2,500,000
1,800,000		Michigan State Strategic Fund, (Series 2002) Weekly VRDNs (Universal Forest Products Eastern Division, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.840%, 2/2/2017	1,800,000
1,000,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public Television)/(Comerica Bank LOC), 0.720%, 2/2/2017	1,000,000
830,000		Michigan State Strategic Fund, (Series 2007) Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.820%, 2/2/2017	830,000
632,000		Michigan State Strategic Fund, (Series B) Weekly VRDNs (Teal Run Apartments)/(FHLB of Indianapolis LOC), 0.820%, 2/2/2017	632,000
1,250,000		Michigan State University Board of Trustees, (Series 2000A-1) Weekly VRDNs (Michigan State University)/(Royal Bank of Canada LIQ), 0.650%, 2/1/2017	1,250,000
1,250,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Washtenaw Christian Academy)/(Fifth Third Bank, Cincinnati LOC), 0.750%, 2/3/2017	1,250,000
1,000,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC)/(MUFG Union Bank, N.A. LOC), 0.670%, 2/2/2017	1,000,000
1,300,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (Kroger Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.720%, 2/2/2017	1,300,000
750,000		St. Joseph, MI Hospital Finance Authority, (Series 2006) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.780%, 2/2/2017	750,000
1,300,000	[2,3]	University of Michigan (The Regents of), Tender Option Bond Trust Certificates (2015-XF2205) Weekly VRDNs (Citibank NA, New York LIQ), 0.690%, 2/2/2017	1,300,000
		TOTAL MUNICIPAL INVESTMENTS—97.6% (AT AMORTIZED COST)[4]	26,727,000
		OTHER ASSETS AND LIABILITIES - NET—2.4%[5]	658,077
		TOTAL NET ASSETS—100%	$27,385,077
Securities that are subject to the federal alternative minimum tax (AMT) represent 38.8% of the portfolio as calculated based upon total market value.
1	Current rate and next reset date shown for Variable Rate Demand Instruments.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2017, these restricted securities amounted to $2,500,000, which represented 9.1% of total net assets.
1

3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2017, these liquid restricted securities amounted to $2,500,000, which represented 9.1% of total net assets.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2017.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2017, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
EDC	—Economic Development Commission
FHLB	—Federal Home Loan Bank
IDR	—Industrial Development Revenue
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
2
Federated Minnesota Municipal Cash Trust
Portfolio of Investments
January 31, 2017 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—100.9%[1]
		Minnesota—100.9%
$ 2,000,000		Andover, MN, (Series 2003) Weekly VRDNs (Presbyterian Homes of Andover, Inc.)/(FNMA LOC), 0.660%, 2/2/2017	$2,000,000
3,370,000		Bemidji, MN IDR, (Series 2006) Daily VRDNs (North Central Door Co. LLC)/(U.S. Bank, N.A. LOC), 0.690%, 2/1/2017	3,370,000
1,000,000		Bloomington, MN, (Series 2008) Weekly VRDNs (Presbyterian Homes, Inc.)/(FHLMC LOC), 0.660%, 2/2/2017	1,000,000
200,000		Blue Earth, MN, (Series 2006) Weekly VRDNs (Nortech Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.840%, 2/2/2017	200,000
600,000		Coon Rapids, MN, (Series 1999) Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.840%, 2/2/2017	600,000
2,400,000		Eagan, MN, (Series 2003) Weekly VRDNs (Aspenwoods of Eagan Apartments))/(FNMA LOC), 0.760%, 2/2/2017	2,400,000
4,700,000		East Grand Forks, MN Solid Waste Disposal, (Series 2009) Weekly VRDNs (American Crystal Sugar Co.)/(CoBank, ACB LOC), 0.680%, 2/2/2017	4,700,000
1,325,000		Edina, MN ISD No. 273, (Series B), 5.00% Bonds, 2/1/2017	1,325,000
1,000,000		Faribault, MN IDA, (Series 2001) Weekly VRDNs (Apogee Enterprises, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.840%, 2/2/2017	1,000,000
2,000,000		Hennepin County, MN Housing and Redevelopment Authority, (Series 2001) Weekly VRDNs (City Apartments at Loring Park)/(FNMA LOC), 0.770%, 2/2/2017	2,000,000
180,000		Lino Lakes, MN, (Series 1998) Weekly VRDNs (Molin Concrete Products Co.)/(Wells Fargo Bank, N.A. LOC), 0.840%, 2/2/2017	180,000
1,075,000		Metropolitan Council, MN, (Series B), 5.00% Bonds, 3/1/2017	1,078,470
2,500,000	[2,3]	Minneapolis, MN Health Care System, RBC Muni Trust (Series E-19) Weekly VRDNs (Fairview Health Services)/(Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.680%, 2/2/2017	2,500,000
2,400,000		Minneapolis, MN Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.670%, 2/2/2017	2,400,000
170,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2009B-1) Daily VRDNs (Allina Health System, MN)/(JPMorgan Chase Bank, N.A. LOC), 0.610%, 2/1/2017	170,000
500,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2009B-2) Daily VRDNs (Allina Health System, MN)/(JPMorgan Chase Bank, N.A. LOC), 0.610%, 2/1/2017	500,000
200,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series A) Daily VRDNs (Children's Health Care)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.630%, 2/1/2017	200,000
2,150,000		Minnesota Agricultural and Economic Development Board, (Series 2008), 5.00% Bonds (Essentia Health Obligated Group)/(Assured Guaranty Corp. INS), 2/15/2017	2,153,463
1,000,000		Minnesota Public Facilities Authority, (Series C), 5.00% Bonds, 3/1/2017	1,003,332
1,375,000		Minnesota State HFA, (Series D), 1.30% Bonds, 7/1/2017	1,375,000
4,850,000		Minnesota State Higher Education Facility Authority, (Series Five-G) Weekly VRDNs (Carleton College)/(JPMorgan Chase Bank, N.A. LIQ), 0.710%, 2/2/2017	4,850,000
2,000,000		Minnesota State Higher Education Facility Authority, (Series Six-J2) Weekly VRDNs (Augsburg College)/(BMO Harris Bank, N.A. LOC), 0.750%, 2/2/2017	2,000,000
750,000		Northland, MN ISD # 118, 5.00% Bonds (GTD by Minnesota State), 2/1/2017	750,000
1,000,000		Rochester, MN Electric Utility, Electric Utility Revenue and Refunding Bonds (Series 2017A), 2.00% Bonds, 12/1/2017	1,008,120
1,000,000		South Washington County, MN ISD No. 833, (Series A), 5.00% Bonds, 2/1/2017	1,000,000
2,000,000		St. Anthony, MN, (Series 2007) Weekly VRDNs (Landings at Silver Lake Village)/(FHLB of Des Moines LOC), 0.800%, 2/3/2017	2,000,000
1,000,000		St. Louis Park, MN, (Series 2004) Weekly VRDNs (Parkshore Senior Campus, LLC)/(FHLMC LOC), 0.740%, 2/2/2017	1,000,000
2,000,000		St. Louis Park, MN, (Series 2010A) Weekly VRDNs (Urban Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.790%, 2/3/2017	2,000,000
1,150,000		St. Louis Park, MN, (Series 2010B) Weekly VRDNs (Urban Park Apartments)/(FHLB of Des Moines LOC), 0.890%, 2/3/2017	1,150,000
1,475,000		St. Michael, MN ISD #885, (Series A), 4.00% Bonds, 2/1/2017	1,475,000
270,000		St. Paul, MN Port Authority, (Series 2002-11) Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 0.790%, 2/2/2017	270,000
2,305,000		St. Paul, MN Port Authority, IDRBs (Series 1998A) Weekly VRDNs (National Checking Co.)/(U.S. Bank, N.A. LOC), 1.000%, 2/2/2017	2,305,000
2,430,000		Western Minnesota Municipal Power Agency, MN, (Series A), 3.00% Bonds, 1/1/2018	2,475,212
		TOTAL MUNICIPAL INVESTMENTS—100.9% (AT AMORTIZED COST)[4]	52,438,597
		OTHER ASSETS AND LIABILITIES - NET—(0.9)%[5]	(467,654)
		TOTAL NET ASSETS—100%	$51,970,943
Securities that are subject to the federal alternative minimum tax (AMT) represent 31.4% of the portfolio as calculated based upon total market value.
1

1	Current rate and next reset date shown for Variable Rate Demand Instruments.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2017, these restricted securities amounted to $2,500,000, which represented 4.8% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2017, these liquid restricted securities amounted to $2,500,000, which represented 4.8% of total net assets.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2017.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2017, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDR	—Industrial Development Revenue
IDRBs	—Industrial Development Revenue Bonds
INS	—Insured
ISD	—Independent School District
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
VRDNs	—Variable Rate Demand Notes
2
Federated North Carolina Municipal Cash Trust
Portfolio of Investments
January 31, 2017 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—109.3%[1]
		North Carolina—108.5%
$ 530,000		Alamance County, NC Industrial Facilities & PCFA, (Series 2001) Weekly VRDNs (Pure Flow, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.790%, 2/2/2017	$530,000
5,000,000		Boone, NC Water and Sewer, 2.00% BANs, 11/1/2017	5,033,450
5,000,000		Boone, NC, 1.50% BANs, 11/1/2017	5,003,700
4,950,000		Cary, NC, (Series 2006) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.670%, 2/1/2017	4,950,000
545,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007B) Daily VRDNs (Carolinas HealthCare System)/(JPMorgan Chase Bank, N.A. LIQ), 0.580%, 2/1/2017	545,000
3,000,000	[2,3]	Charlotte-Mecklenburg Hospital Authority, NC, Stage Trust (Series 2011-72C), 0.86% TOBs (Carolinas HealthCare System)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 3/2/2017	3,000,000
1,455,000	[2,3]	Charlotte-Mecklenburg Hospital Authority, NC, Tender Option Bond Trust Certificates (2016-XF2222) Weekly VRDNs (Carolinas HealthCare System)/(Citibank NA, New York LIQ), 0.690%, 2/2/2017	1,455,000
1,205,000		Gastonia, NC Combined Utilities System, (Series 2009), 4.00% Bonds, 5/1/2017	1,214,072
1,330,000		Greensboro, NC, (Series 2003B) Weekly VRDNs (Bank of America N.A. LIQ), 0.690%, 2/1/2017	1,330,000
1,225,000		Greensboro, NC, (Series 2003B) Weekly VRDNs (Bank of America N.A. LIQ), 0.690%, 2/1/2017	1,225,000
2,650,000		Greensboro, NC, (Series 2008B) Weekly VRDNs (Bank of America N.A. LIQ), 0.680%, 2/2/2017	2,650,000
1,700,000		Guilford County, NC, (Series 2005A) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.620%, 2/2/2017	1,700,000
7,100,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A) Weekly VRDNs (Nucor Corp.), 0.910%, 2/1/2017	7,100,000
3,000,000		New Hanover County, NC, (Series 2008A) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.650%, 2/1/2017	3,000,000
2,000,000		New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.690%, 2/1/2017	2,000,000
4,400,000		North Carolina Capital Facilities Finance Agency, (Series 2004) Weekly VRDNs (Barton College)/(Branch Banking & Trust Co. LOC), 0.680%, 2/2/2017	4,400,000
5,000,000		North Carolina Capital Facilities Finance Agency, (Series 2004B) Weekly VRDNs (NCA&T University Foundation LLC)/(PNC Bank, N.A. LOC), 0.660%, 2/2/2017	5,000,000
2,085,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 0.680%, 2/2/2017	2,085,000
2,000,000	[2,3]	North Carolina Capital Facilities Finance Agency, Eagles (Series 2014-0050) Weekly VRDNs (Duke University)/(Citibank NA, New York LIQ), 0.700%, 2/2/2017	2,000,000
769,500	[2,3]	North Carolina Capital Facilities Finance Agency, Tender Option Bond Trust Certificates (2015-ZM0105) Weekly VRDNs (Duke University)/(Morgan Stanley Bank, N.A. LIQ), 0.690%, 2/2/2017	769,500
2,500,000		North Carolina Medical Care Commission, (Series 2001A) Weekly VRDNs (Moses H. Cone Memorial)/(BMO Harris Bank, N.A. LIQ), 0.640%, 2/2/2017	2,500,000
5,500,000		North Carolina Medical Care Commission, (Series 2001B) Daily VRDNs (Moses H. Cone Memorial)/(BMO Harris Bank, N.A. LIQ), 0.570%, 2/1/2017	5,500,000
2,400,000		North Carolina Medical Care Commission, (Series 2004A) Weekly VRDNs (Moses H. Cone Memorial), 0.640%, 2/2/2017	2,400,000
150,000		North Carolina Medical Care Commission, (Series 2005) Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co. LOC), 0.680%, 2/2/2017	150,000
1,000,000		North Carolina Medical Care Commission, (Series 2009B) Weekly VRDNs (WakeMed Corp.)/(Wells Fargo Bank, N.A. LOC), 0.630%, 2/2/2017	1,000,000
8,170,000	[2,3]	North Carolina State Turnpike Authority, Tender Option Bond Trust Certificates (2016-XX1003) Weekly VRDNs (North Carolina State)/(Barclays Bank PLC LIQ), 0.720%, 2/2/2017	8,170,000
1,800,000	[2,3]	North Carolina State, Tender Option Bond Trust Certificates (2015-XF2113) Weekly VRDNs (Citibank NA, New York LIQ), 0.690%, 2/2/2017	1,800,000
5,000,000		Person County, NC Industrial Facilities & PCFA, (Series 2010) Weekly VRDNs (Certainteed Gypsum, Inc.)/(Credit Industriel et Commercial LOC), 0.720%, 2/2/2017	5,000,000
2,855,000		Raleigh & Durham, NC Airport Authority, (Series 2008C) Weekly VRDNs (Royal Bank of Canada LOC), 0.650%, 2/2/2017	2,855,000
4,300,000		Raleigh, NC, (Series 2005B-1) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.630%, 2/1/2017	4,300,000
610,000		Raleigh, NC, (Series 2005B-2) Weekly VRDNs (PNC Bank, N.A. LIQ), 0.660%, 2/1/2017	610,000
2,000,000		Raleigh, NC, (Series 2008A) Weekly VRDNs (Raleigh, NC Combined Enterprise System)/(Bank of America N.A. LIQ), 0.670%, 2/1/2017	2,000,000
1

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1]
	North Carolina—continued
$2,985,000	Raleigh, NC, (Series 2008B) Weekly VRDNs (Raleigh, NC Combined Enterprise System)/(Bank of America N.A. LIQ), 0.670%, 2/1/2017	$2,985,000
180,000	Robeson County, NC Industrial Facilities & PCFA, (Series 1999) Weekly VRDNs (Rempac Foam Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.870%, 2/2/2017	180,000
5,175,000	Union County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Darnel, Inc.)/(Citibank NA, New York LOC), 0.690%, 2/2/2017	5,175,000
4,000,000	University of North Carolina at Chapel Hill, (Series 2001A) Daily VRDNs (University of North Carolina Hospitals)/(Landesbank Hessen-Thuringen LIQ), 0.580%, 2/1/2017	4,000,000
4,800,000	University of North Carolina at Chapel Hill, (Series 2001B) Daily VRDNs (University of North Carolina Hospitals)/(Landesbank Hessen-Thuringen LIQ), 0.580%, 2/1/2017	4,800,000
1,500,000	Yancey County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Altec Industries, Inc.)/(Branch Banking & Trust Co. LOC), 0.730%, 2/2/2017	1,500,000
	TOTAL	109,915,722
	Michigan—0.8%
750,000	Michigan State Housing Development Authority, (2016 Series C) Weekly VRDNs (Barclays Bank PLC LIQ), 0.810%, 2/1/2017	750,000
	TOTAL MUNICIPAL INVESTMENTS—109.3% (AT AMORTIZED COST)[4]	110,665,722
	OTHER ASSETS AND LIABILITIES - NET—(9.3)%[5]	(9,384,743)
	TOTAL NET ASSETS—100%	$101,280,979
Securities that are subject to the federal alternative minimum tax (AMT) represent 13.8% of the portfolio as calculated based upon total market value.
1	Current rate and next reset date shown for Variable Rate Demand Instruments.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2017, these restricted securities amounted to $17,194,500, which represented 17.0% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2017, these liquid restricted securities amounted to $17,194,500, which represented 17.0% of total net assets.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2017.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
2

As of January 31, 2017, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
GTD	—Guaranteed
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCFA	—Pollution Control Finance Authority
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
3
Federated New Jersey Municipal Cash Trust
Portfolio of Investments
January 31, 2017 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.7%[1]
		New Jersey—98.5%
$2,300,000		Avalon Boro, NJ, 2.00% BANs, 2/22/2017	$2,301,521
4,000,000		Belmar, NJ, 2.00% BANs, 2/10/2017	4,000,907
405,000		Burlington County, NJ Bridge Commission, (Series 2005A) Weekly VRDNs (Lutheran Home at Moorestown)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.640%, 2/2/2017	405,000
2,000,000		Carteret, NJ, 2.00% BANs, 10/26/2017	2,011,558
6,000,000	[2,3]	Essex County, NJ, Clipper Tax-Exempt Certificates Trust (Series 2009-49) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.700%, 2/2/2017	6,000,000
2,134,000		Freehold Borough, NJ, (Series 2016A), 2.50% BANs, 12/1/2017	2,156,755
12,000,000	[2,3]	Garden State Preservation Trust, NJ, Tender Option Bond Trust Receipts (2016-ZF0416) Weekly VRDNs (New Jersey State)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.860%, 2/2/2017	12,000,000
2,000,000		Glassboro Borough, NJ, 2.50% BANs, 1/10/2018	2,018,507
1,735,875		Monroe Township (Gloucester County), NJ, (Series A), 2.50% BANs, 12/6/2017	1,751,753
2,050,000		New Jersey EDA Weekly VRDNs (Baptist Home Society of New Jersey)/(Valley National Bank, Passaic, NJ LOC), 0.830%, 2/2/2017	2,050,000
6,055,000		New Jersey EDA Weekly VRDNs (Services for Children with Hidden Intelligence, Inc.)/(Fulton Bank, N.A. LOC), 0.900%, 2/2/2017	6,055,000
3,475,000		New Jersey EDA, (Series 2000) Weekly VRDNs (Rose Hill Associates LLC)/(TD Bank, N.A. LOC), 0.750%, 2/3/2017	3,475,000
580,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Geriatric Services Housing Corp., Inc.—(CNJJHA Assisted Living))/(Valley National Bank, Passaic, NJ LOC), 0.960%, 2/1/2017	580,000
1,500,000		New Jersey EDA, (Series 2001) Weekly VRDNs (Temple Emanuel of the Pascack Valley)/(U.S. Bank, N.A. LOC), 0.910%, 2/3/2017	1,500,000
5,115,000		New Jersey Health Care Facilities Financing Authority, (Series 1997) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.970%, 2/1/2017	5,115,000
1,200,000		New Jersey Health Care Facilities Financing Authority, (Series 2008B) Weekly VRDNs (AHS Hospital Corp.)/(Bank of America N.A. LOC), 0.680%, 2/2/2017	1,200,000
2,100,000		New Jersey Health Care Facilities Financing Authority, (Series 2009B) Daily VRDNs (Virtua Health)/(JPMorgan Chase Bank, N.A. LOC), 0.430%, 2/1/2017	2,100,000
400,000		New Jersey Health Care Facilities Financing Authority, (Series 2009C) Daily VRDNs (Virtua Health)/(JPMorgan Chase Bank, N.A. LOC), 0.410%, 2/1/2017	400,000
600,000		New Jersey Health Care Facilities Financing Authority, (Series 2009D) Weekly VRDNs (Virtua Health)/(TD Bank, N.A. LOC), 0.640%, 2/2/2017	600,000
400,000		New Jersey Health Care Facilities Financing Authority, (Series 2009E) Weekly VRDNs (Virtua Health)/(TD Bank, N.A. LOC), 0.640%, 2/1/2017	400,000
1,780,000		New Jersey Health Care Facilities Financing Authority, (Series A-2) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.850%, 2/2/2017	1,780,000
6,000,000	[2,3]	New Jersey Higher Education Assistance Authority, RBC Muni Trust (Series 2008-L36) Weekly VRDNs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.730%, 2/2/2017	6,000,000
940,000	[2,3]	New Jersey Higher Education Assistance Authority, Tender Option Bond Trust Certificates (2016-XG0032) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.960%, 2/2/2017	940,000
1,000,000		New Jersey Housing & Mortgage Finance Agency, (Series 2005-O) Weekly VRDNs (Barclays Bank PLC LIQ), 0.740%, 2/1/2017	1,000,000
1,850,000	[2,3]	New Jersey Housing & Mortgage Finance Agency, Tender Option Bond Trust Receipts (2016-ZF0346) Weekly VRDNs (Bank of America N.A. LIQ), 0.710%, 2/2/2017	1,850,000
1,800,000	[2,3]	New Jersey State Economic Development Authority, Tender Option Bond Trust Certificates (2016-XF2393) Weekly VRDNs (New Jersey State)/(Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.730%, 2/2/2017	1,800,000
5,600,000		New Jersey State Educational Facilities Authority, (Series 1997A), 0.76% CP (Princeton University), Mandatory Tender 4/6/2017	5,600,000
1,727,425		North Plainfield, NJ, 2.50% BANs, 12/15/2017	1,742,649
2,050,000	[2,3]	Port Authority of New York and New Jersey, Tender Option Bond Trust Certificates (2015-XF2112) Weekly VRDNs (Citibank NA, New York LIQ), 0.720%, 2/2/2017	2,050,000
1,725,000	[2,3]	Port Authority of New York and New Jersey, Tender Option Bond Trust Receipts (2014-XF0001) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.740%, 2/2/2017	1,725,000
250,000		Rutgers, The State University of New Jersey, (2002 Series A) Daily VRDNs (TD Bank, N.A. LIQ), 0.430%, 2/1/2017	250,000
3,235,000		Rutgers, The State University of New Jersey, (Series G) Daily VRDNs (U.S. Bank, N.A. LIQ), 0.430%, 2/1/2017	3,235,000
4,073,675		Secaucus, NJ, 1.50% BANs, 3/6/2017	4,076,318
1,000,000		Somers Point, NJ, 2.50% BANs, 12/7/2017	1,009,601
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		New Jersey—continued
$5,000,000	[2,3]	Union County, NJ Improvement Authority, Tender Option Bond Trust Certificates (2016-XG0057) Weekly VRDNs (Union County, NJ)/(Deutsche Bank AG LIQ), 0.830%, 2/2/2017	$5,000,000
2,100,000		West Orange Township, NJ, 1.75% BANs, 5/16/2017	2,102,991
3,000,000		West Orange Township, NJ, 2.00% BANs, 4/13/2017	3,002,787
1,377,513		Wood-Ridge, NJ Board of Education, 2.00% BANs, 11/2/2017	1,386,970
		TOTAL	100,672,317
		New York—1.2%
1,220,000	[2,3]	Port Authority of New York and New Jersey, Tender Option Bond Trust Certificates (2015-XF2163) Weekly VRDNs (Citibank NA, New York LIQ), 0.690%, 2/2/2017	1,220,000
		TOTAL MUNICIPAL INVESTMENTS—99.7% (AT AMORTIZED COST)[4]	101,892,317
		OTHER ASSETS AND LIABILITIES - NET—0.3%[5]	331,322
		TOTAL NET ASSETS—100%	$102,223,639
Securities that are subject to the federal alternative minimum tax (AMT) represent 14.9% of the portfolio as calculated based upon total market value.
1	Current rate and next reset date shown for Variable Rate Demand Instruments.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2017, these restricted securities amounted to $38,585,000, which represented 37.7% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2017, these liquid restricted securities amounted to $38,585,000, which represented 37.7% of total net assets.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2017.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2017, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
2

The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
EDA	—Economic Development Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
VRDNs	—Variable Rate Demand Notes
3
Federated New York Municipal Cash Trust
Portfolio of Investments
January 31, 2017 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.8%[1]
		New York—95.0%
$ 11,100,000	[2,3]	Battery Park, NY City Authority, PUTTERs (Series 5012) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.670%, 2/1/2017	$11,100,000
5,900,000		Canastota, NY CSD, 2.00% BANs, 7/21/2017	5,929,953
2,500,000		Columbia County, NY IDA, (Series 2008A) Weekly VRDNs (Columbia Memorial Hospital)/(HSBC Bank USA, N.A. LOC), 0.690%, 2/2/2017	2,500,000
3,845,000		Cortland, NY, (Series 2016B), 2.00% BANs, 12/1/2017	3,867,372
7,390,000		Dutchess County, NY IDA, (Series 2007) Weekly VRDNs (Brookview, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.710%, 2/2/2017	7,390,000
9,670,000	[2,3]	Dutchess County, NY Local Development Corporation, Tender Option Bond Trust Certificates (2016-XF2343) Weekly VRDNs (Health Quest Systems, Inc. Obligated Group)/(Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.760%, 2/2/2017	9,670,000
2,600,000		Elmira Heights, NY CSD, 2.00% BANs, 6/19/2017	2,607,535
6,728,950		Frankfort -Schuyler NY CSD, 1.75% BANs, 7/27/2017	6,754,972
3,000,000		Greenport, NY Union Free School District, 2.00% TANs, 6/27/2017	3,010,157
3,000,000		Kingston, NY, (2016 Series B), 2.00% BANs, 11/9/2017	3,022,865
6,310,000		LeRoy, NY CSD, 1.50% BANs, 7/20/2017	6,327,354
2,595,000		Madison County, NY IDA, (Series 1999A) Weekly VRDNs (Cazenovia College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.760%, 2/2/2017	2,595,000
6,890,000		Metropolitan Transportation Authority, NY, (Series 2015E-4) Weekly VRDNs (MTA Transportation Revenue)/(Bank of the West, San Francisco, CA LOC), 0.700%, 2/2/2017	6,890,000
18,445,000	[2,3]	Metropolitan Transportation Authority, NY, Clipper Tax-Exempt Certificates Trust (Series 2009-71) Weekly VRDNs (MTA Transportation Revenue)/(State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.700%, 2/2/2017	18,445,000
3,215,000	[2,3]	Metropolitan Transportation Authority, NY, Tender Option Bond Trust Receipts (2016-XF0499) Weekly VRDNs (MTA Transportation Revenue)/(Toronto Dominion Bank LIQ), 0.810%, 2/2/2017	3,215,000
14,000,000	[2,3]	Metropolitan Transportation Authority, NY, Tender Option Bond Trust Receipts (2016-ZF0500) Weekly VRDNs (MTA Transportation Revenue)/(Toronto Dominion Bank LIQ), 0.810%, 2/2/2017	14,000,000
6,294,633		Middletown, NY, (Series 2016A), 1.75% BANs, 2/17/2017	6,297,500
1,585,000		Monroe County, NY IDA, (Series 2004) Weekly VRDNs (Al Sigl Center for Rehabilitation Agencies, Inc. Civic Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.710%, 2/2/2017	1,585,000
7,500,000		Monroe County, NY IDA, (Series 2008) Weekly VRDNs (Harley School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.710%, 2/2/2017	7,500,000
5,000,000		Nassau County, NY, (2016 Series A), 2.00% TANs, 3/31/2017	5,008,010
5,100,000		New York City, NY Health and Hospitals Corp., Health System Bonds (Series 2008D) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.710%, 2/1/2017	5,100,000
740,000		New York City, NY IDA, (Series 2001) Weekly VRDNs (Village Community School)/(TD Bank, N.A. LOC), 0.780%, 2/2/2017	740,000
3,880,000		New York City, NY IDA, (Series 2003) Weekly VRDNs (Professional Children's School)/(Wells Fargo Bank, N.A. LOC), 0.760%, 2/2/2017	3,880,000
3,990,000		New York City, NY IDA, (Series 2004) Weekly VRDNs (Seamen's Society for Children and Families)/(TD Bank, N.A. LOC), 0.760%, 2/2/2017	3,990,000
3,800,000	[2,3]	New York City, NY Municipal Water Finance Authority, Tender Option Bond Trust Receipts (2016-ZF0265) Weekly VRDNs (Toronto Dominion Bank LIQ), 0.700%, 2/2/2017	3,800,000
6,250,000	[2,3]	New York City, NY Transitional Finance Authority, Tender Option Bond Trust Certificates (2015-XF2157) Weekly VRDNs (Citibank NA, New York LIQ), 0.690%, 2/2/2017	6,250,000
7,900,000		New York City, NY, (2004 Series H-2) Weekly VRDNs (CALPERS (California Public Employees Retirement System) LOC), 0.680%, 2/1/2017	7,900,000
12,000,000	[2,3]	New York Liberty Development Corporation, Tender Option Bond Trust Certificates (2015-XF1027) Weekly VRDNs (Port Authority of New York and New Jersey)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.830%, 2/2/2017	12,000,000
3,735,000	[2,3]	New York State Dormitory Authority, Tender Option Bond Trust Receipts (2016-XF0288) Weekly VRDNs (Memorial Sloan-Kettering Cancer Center)/(JPMorgan Chase Bank, N.A. LIQ), 0.760%, 2/2/2017	3,735,000
2,500,000		New York State Energy Research & Development Authority, (Series 2005A-2) Weekly VRDNs (Consolidated Edison Co.)/(Mizuho Bank Ltd. LOC), 0.660%, 2/1/2017	2,500,000
2,000,000		New York State HFA, (2009 Series B) Weekly VRDNs (80 DeKalb Avenue)/(Landesbank Hessen-Thuringen LOC), 0.680%, 2/1/2017	2,000,000
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		New York—continued
1,900,000		New York State HFA, (Series 2009A: 505 West 37th Street Housing) Daily VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.660%, 2/1/2017	$1,900,000
3,000,000		New York State HFA, (Series 2010A: 29 Flatbush Avenue) Weekly VRDNs (29 Flatbush Associates, LLC)/(Landesbank Hessen-Thuringen LOC), 0.740%, 2/1/2017	3,000,000
3,200,000	[2,3]	New York State Local Government Assistance Corp., Municipal Securities Trust Receipts (Series 1997-SG-100) Weekly VRDNs (Societe Generale, Paris LIQ), 0.800%, 2/2/2017	3,200,000
550,000		New York State Urban Development Corp., (Subseries 2008A-1) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.660%, 2/2/2017	550,000
5,500,000	[2,3]	New York State Urban Development Corp., Clipper Tax-Exempt Certificates Trust (Series 2009-35) Weekly VRDNs (New York State)/(State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.700%, 2/2/2017	5,500,000
4,700,000		North Babylon Union Free School District, NY, 1.25% TANs, 2/16/2017	4,700,665
14,500,000	[2,3]	Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 1) Weekly VRDPs (Citibank NA, New York LIQ), 0.740%, 2/2/2017	14,500,000
10,000,000	[2,3]	Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 5) Weekly VRDPs (TD Bank, N.A. LIQ), 0.750%, 2/2/2017	10,000,000
5,550,000		Onondaga County, NY IDA, (Series 2007) Weekly VRDNs (Syracuse Research Corp.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.710%, 2/2/2017	5,550,000
8,385,000		Ontario County, NY Industrial Development Agency, (Series 2005A) Monthly VRDNs (Friends of the Finger Lakes Performing Arts Center, Inc.)/(Citizens Bank, N.A., Providence LOC), 1.120%, 2/1/2017	8,385,000
1,500,000		Orange County, NY IDA, (Series 2002) Weekly VRDNs (Tuxedo Park School)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.710%, 2/2/2017	1,500,000
1,100,000	[2,3]	Port Authority of New York and New Jersey, Tender Option Bond Trust Certificates (2015-ZM0099) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.690%, 2/2/2017	1,100,000
3,045,000		Putnam County, NY Industrial Development Authority, (Series 2005A) Weekly VRDNs (United Cerebral Palsy of Putnam and Southern Dutchess)/(TD Bank, N.A. LOC), 0.660%, 2/2/2017	3,045,000
2,525,000		Rensselaer County, NY IDA, Civic Facility Revenue Bonds (Series 2003A) Weekly VRDNs (WMHT Educational Telecommunications)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.710%, 2/2/2017	2,525,000
2,875,000		Sewanhaka, NY Central High School District, 1.50% TANs, 6/23/2017	2,880,223
2,700,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2002F) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 0.670%, 2/1/2017	2,700,000
6,095,000		Utica, NY Industrial Development Agency Civic Facility, (Series 2006) Weekly VRDNs (Munson-Williams-Proctor Arts Institute)/(Citizens Bank, N.A., Providence LOC), 0.760%, 2/2/2017	6,095,000
2,160,000		Van Buren, NY, 2.25% BANs, 1/19/2018	2,174,352
		TOTAL	258,915,958
		New Jersey—4.8%
13,064,500	[2,3]	Port Authority of New York and New Jersey, Tender Option Bond Trust Certificates (2015-XF2178) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.690%, 2/2/2017	13,064,500
		TOTAL MUNICIPAL INVESTMENTS-99.8% (AT AMORTIZED COST)[4]	271,980,458
		OTHER ASSETS AND LIABILITIES—NET-0.2%[5]	420,316
		TOTAL NET ASSETS—100%	$272,400,774
At January 31, 2017, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	Current rate and next reset date shown for Variable Rate Demand Instruments.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2017, these restricted securities amounted to $129,579,500, which represented 47.6% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2017, these liquid restricted securities amounted to $129,579,500, which represented 47.6% of total net assets.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2017.
2

Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2017, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CSD	—Central School District
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PUTTERs	—Puttable Tax-Exempt Receipts
TANs	—Tax Anticipation Notes
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
3
Federated Ohio Municipal Cash Trust
Portfolio of Investments
January 31, 2017 (unaudited)
Principal Amount		Value
	SHORT-TERM MUNICIPALS—101.7%[1]
	Ohio—101.7%
$6,445,000	Allen County, OH, (Series 2010C) Daily VRDNs (Mercy Health)/(MUFG Union Bank, N.A. LOC), 0.640%, 2/1/2017	$6,445,000
2,965,000	Alliance, OH, (Series 2003) Daily VRDNs (Alliance Community Hospital)/(JPMorgan Chase Bank, N.A. LOC), 0.610%, 2/1/2017	2,965,000
1,000,000	Avon, OH Water System, 2.00% BANs, 2/1/2018	1,006,910
1,950,000	Cleveland-Cuyahoga County, OH Port Authority, Revenue Bonds (Series 2007) Weekly VRDNs (Carnegie/89th Garage and Service Center LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.630%, 2/2/2017	1,950,000
1,950,000	Cuyahoga Falls, OH, 2.00% BANs, 11/30/2017	1,965,973
2,750,000	Franklin County, OH Health Care Facilities, (Series 2005B) Weekly VRDNs (Ohio Presbyterian Retirement Services)/(Comerica Bank LOC), 0.710%, 2/2/2017	2,750,000
3,000,000	Franklin County, OH Hospital Facility Authority, (Series A) Weekly VRDNs (U.S. Health Corp. of Columbus)/(Northern Trust Co., Chicago, IL LOC), 0.650%, 2/2/2017	3,000,000
3,000,000	Franklin County, OH Mortgage Revenue, (Series 2013OH), 0.75% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 3/1/2017	3,000,000
1,000,000	Hamilton County, OH Hospital Facilities Authority, (Series 1997A) Weekly VRDNs (Children's Hospital Medical Center)/(PNC Bank, N.A. LOC), 0.670%, 2/2/2017	1,000,000
1,805,000	Hamilton County, OH, (Series 2008) Weekly VRDNs (The Children's Home of Cincinnati)/(U.S. Bank, N.A. LOC), 0.660%, 2/2/2017	1,805,000
355,000	Hamilton, OH MFH, (Series 2003B: Knollwood Crossing II Apartments) Weekly VRDNs (Pedcor Investments-2003-LIX LP)/(FHLB of Indianapolis LOC), 0.820%, 2/2/2017	355,000
1,773,000	Hancock County, OH, 2.25% BANs, 11/3/2017	1,788,188
1,000,000	Independence, OH, (Series 2), 2.00% BANs, 12/6/2017	1,007,088
415,000	Lake County, OH, (Series 1996) Weekly VRDNs (Apsco Properties Ltd.)/(FirstMerit Bank, N.A. LOC), 0.820%, 2/2/2017	415,000
1,260,000	Lorain County, OH Port Authority, (Series 2008) Weekly VRDNs (St. Ignatius High School)/(U.S. Bank, N.A. LOC), 0.670%, 2/2/2017	1,260,000
295,000	Lorain County, OH Weekly VRDNs (Ohio Metallurgical Service, Inc.)/(FirstMerit Bank, N.A. LOC), 0.820%, 2/2/2017	295,000
1,500,000	Mahoning County, OH IDA, (Series 1999) Weekly VRDNs (Modern Builders Supply, Inc.)/(PNC Bank, N.A. LOC), 0.780%, 2/2/2017	1,500,000
2,895,000	Marion County, OH MFH, (Series 2006) Weekly VRDNs (Avalon Lakes)/(FHLB of Cincinnati LOC), 0.700%, 2/2/2017	2,895,000
2,000,000	Ohio HFA, (Series 2016 G) Weekly VRDNs (FHLB of Cincinnati LIQ), 0.690%, 2/1/2017	2,000,000
2,000,000	Ohio HFA, (Series 2016 I) Weekly VRDNs (FHLB of Cincinnati LIQ), 0.690%, 2/1/2017	2,000,000
1,800,000	Ohio State Higher Educational Facility Commission, (Series 2008 B-4) Daily VRDNs (Cleveland Clinic)/(Barclays Bank PLC LIQ), 0.610%, 2/1/2017	1,800,000
1,000,000	Ohio State Higher Educational Facility Commission, (Series 2013B-1) Daily VRDNs (Cleveland Clinic)/(Wells Fargo Bank, N.A. LIQ), 0.580%, 2/1/2017	1,000,000
1,000,000	Ohio State Higher Educational Facility Commission, (Series A) Weekly VRDNs (John Carroll University, OH)/(JPMorgan Chase Bank, N.A. LOC), 0.660%, 2/2/2017	1,000,000
2,000,000	Ohio State University, (Series 1997) Weekly VRDNs, 0.620%, 2/2/2017	2,000,000
1,000,000	Ohio State, (Series 2016C) Weekly VRDNs, 0.790%, 2/1/2017	1,000,000
1,645,000	Ohio Water Development Authority, (Series 2016A) Weekly VRDNs (BMO Harris Bank, N.A. LIQ), 0.750%, 2/1/2017	1,645,000
160,000	Strongsville, OH Weekly VRDNs (Monarch Engraving, Inc.)/(FirstMerit Bank, N.A. LOC), 1.060%, 2/1/2017	160,000
465,000	Summit County, OH IDA, (Series 1998) Weekly VRDNs (Waldonia Investment)/(KeyBank, N.A. LOC), 0.790%, 2/1/2017	465,000
1,250,000	Summit County, OH IDA, (Series 2001) Weekly VRDNs (AESCO, Inc.)/(FirstMerit Bank, N.A. LOC), 0.820%, 2/2/2017	1,250,000
500,000	Summit County, OH IDA, Variable Rate IDRB's (Series 1998A) Weekly VRDNs (Wintek Ltd.)/(FirstMerit Bank, N.A. LOC), 0.820%, 2/2/2017	500,000
2,875,000	Toledo-Lucas County, OH Port Authority, (Series 2006) Weekly VRDNs (Van Deurzen Dairy LLC)/(Bank of America N.A. LOC), 0.750%, 2/2/2017	2,875,000
2,020,000	Wadsworth, OH, 2.75% BANs, 6/22/2017	2,032,845
4,235,000	Wooster, OH, Health Care Facilities Revenue Bonds (Series 2003) Weekly VRDNs (West View Manor)/(Fifth Third Bank, Cincinnati LOC), 0.810%, 2/2/2017	4,235,000
	TOTAL MUNICIPAL INVESTMENTS—101.7% (AT AMORTIZED COST)[2]	59,366,004
	OTHER ASSETS AND LIABILITIES - NET—(1.7)%[3]	(982,280)
	TOTAL NET ASSETS—100%	$58,383,724
1

Securities that are subject to the federal alternative minimum tax (AMT) represent 24.8% of the portfolio as calculated based upon total market value.
1	Current rate and next reset date shown for Variable Rate Demand Instruments.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2017.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2017, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
FHLB	—Federal Home Loan Bank
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDRBs	—Industrial Development Revenue Bonds
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
2
Federated Pennsylvania Municipal Cash Trust
Portfolio of Investments
January 31, 2017 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.6%[1]
		Pennsylvania—99.6%
$ 6,665,000	[2,3]	Allegheny County Sanitation Authority, Tender Option Bond Trust Certificates (2016-XM0278) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.780%, 2/2/2017	$6,665,000
5,400,000		Allegheny County, PA HDA, (Series 1997) Weekly VRDNs (Dialysis Clinic, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.760%, 2/2/2017	5,400,000
775,000	[2,3]	Allegheny County, PA HDA, PUTTERs (Series 4323) Daily VRDNs (UPMC Health System)/(JPMorgan Chase Bank, N.A. LIQ), 0.670%, 2/1/2017	775,000
2,200,000	[2,3]	Allegheny County, PA HDA, PUTTERs (Series 5011) Daily VRDNs (UPMC Health System)/(JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.670%, 2/1/2017	2,200,000
900,000		Allegheny County, PA IDA, (Series 2008A) Weekly VRDNs (Vincentian Collaborative System)/(PNC Bank, N.A. LOC), 0.660%, 2/2/2017	900,000
4,110,000		Allegheny County, PA IDA, (Series of 2002) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 0.710%, 2/2/2017	4,110,000
4,500,000		Butler County, PA General Authority, (Series 2007) Weekly VRDNs (Hampton Township School District, PA)/(Assured Guaranty Municipal Corp. INS)/(Bank of New York Mellon LIQ), 0.680%, 2/2/2017	4,500,000
2,500,000		Butler County, PA Hospital Authority, (Series A of 2012) Weekly VRDNs (Concordia Lutheran Obligated Group)/(BMO Harris Bank, N.A. LOC), 0.670%, 2/2/2017	2,500,000
1,570,000		Butler County, PA Hospital Authority, (Series A of 2012) Weekly VRDNs (Concordia Lutheran Obligated Group)/(BMO Harris Bank, N.A. LOC), 0.670%, 2/2/2017	1,570,000
620,000		Butler County, PA IDA, IDRBs (Series 1997) Weekly VRDNs (Wise Business Forms, Inc.)/(Branch Banking & Trust Co. LOC), 0.740%, 2/3/2017	620,000
3,000,000		Chester County, PA HEFA, (Series of 2009) Weekly VRDNs (Tel Hai Obligated Group Project)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.710%, 2/2/2017	3,000,000
1,100,000		Chester County, PA Intermediate Unit, (Series 2003) Weekly VRDNs (PNC Bank, N.A. LOC), 0.660%, 2/2/2017	1,100,000
550,000		Commonwealth of Pennsylvania, (1st Series), 5.00% Bonds, 6/1/2017	557,683
3,000,000		Commonwealth of Pennsylvania, UT GO Bonds (Second Series of 2013), 5.00% Bonds, 10/15/2017	3,085,922
5,000,000		Dallastown Area School District, PA VRNs, 1.570%, 4/1/2017	5,006,641
1,000,000		Delaware County, PA Authority, (Series 2008) Weekly VRDNs (Eastern University)/(TD Bank, N.A. LOC), 0.660%, 2/2/2017	1,000,000
3,015,000		Erie County, PA Hospital Authority, (Series 2010B) Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.710%, 2/2/2017	3,015,000
1,425,000		Lancaster, PA IDA, (Series A of 2007) Weekly VRDNs (John F. Martin & Sons, Inc.)/(Fulton Bank, N.A. LOC), 0.900%, 2/2/2017	1,425,000
1,740,000		Lancaster, PA IDA, (Series A of 2009) Weekly VRDNs (Willow Valley Retirement Communities)/(PNC Bank, N.A. LOC), 0.670%, 2/2/2017	1,740,000
2,200,000		Lancaster, PA IDA, (Series C of 2009) Weekly VRDNs (Willow Valley Retirement Communities)/(PNC Bank, N.A. LOC), 0.670%, 2/2/2017	2,200,000
1,460,000		Lehigh County, PA General Purpose Authority, (Series B of 1998) Weekly VRDNs (Phoebe-DeVitt Homes Obligated Group)/(Citizens Bank of Pennsylvania LOC), 0.840%, 2/2/2017	1,460,000
2,600,000		Lower Merion, PA School District, (Series B of 2009) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.650%, 2/2/2017	2,600,000
4,500,000		Montgomery County, PA IDA, (Series 2000) Weekly VRDNs (Lonza, Inc.)/(Landesbank Hessen-Thuringen LOC), 0.800%, 2/2/2017	4,500,000
2,500,000		Northampton County, PA General Purpose Authority, (Series of 2003) Weekly VRDNs (Lafayette College)/(U.S. Bank, N.A. LIQ), 0.680%, 2/2/2017	2,500,000
2,500,000	[2,3]	Pennsylvania Economic Development Financing Authority, Tender Option Bond Trust Certificates (2015-XM0048) Weekly VRDNs (Dauphin County, PA)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.820%, 2/2/2017	2,500,000
1,665,000	[2,3]	Pennsylvania Economic Development Financing Authority, Tender Option Bond Trust Receipts (2015-ZM0088) Weekly VRDNs (UPMC Health System)/(JPMorgan Chase Bank, N.A. LIQ), 0.760%, 2/2/2017	1,665,000
2,570,000		Pennsylvania HFA, (Series 2008-O) Weekly VRDNs (Foxwood Manor Apartments)/(GTD by FHLMC), 0.650%, 2/2/2017	2,570,000
3,335,000	[2,3]	Pennsylvania State Turnpike Commission, Tender Option Bond Trust Certificates (2017-XX1044) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.740%, 2/2/2017	3,335,000
11,025,000	[2,3]	Philadelphia, PA Municipal Authority, Stage Trust (Series 2009-36C), 0.86% TOBs (Philadelphia, PA)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 3/2/2017	11,025,000
800,000		Pittsburgh, PA Water & Sewer Authority, First Lien (Series D-2) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.700%, 2/2/2017	800,000
1,325,000		Pleasant Valley, PA School District, (Series 2015), 3.00% Bonds, 5/1/2017	1,332,006
2,920,000		Ridley, PA School District, (Series of 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.660%, 2/2/2017	2,920,000
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Pennsylvania—continued
$5,155,000		Sayre, PA, Health Care Facilities Authority, (Guthrie Healthcare System, PA), FRNs, 1.274%, 3/1/2017	$5,165,142
2,800,000		Southcentral PA, General Authority, (Series 2005) Weekly VRDNs (Hanover Lutheran Retirement Village, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.710%, 2/3/2017	2,800,000
4,500,000	[2,3]	State Public School Building Authority, PA, Tender Option Bond Trust Certificates (2016-XG0085) Weekly VRDNs (Philadelphia, PA School District)/(Assured Guaranty Municipal Corp. INS)/(Credit Suisse AG LIQ), 0.830%, 2/2/2017	4,500,000
640,000		York County, PA IDA, (Series A of 2000) Weekly VRDNs (UL Holdings)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.860%, 2/3/2017	640,000
		TOTAL MUNICIPAL INVESTMENTS—99.6% (AT AMORTIZED COST)[4]	101,682,394
		OTHER ASSETS AND LIABILITIES - NET—0.4%[5]	363,937
		TOTAL NET ASSETS—100%	$102,046,331
Securities that are subject to the federal alternative minimum tax (AMT) represent 7.1% of the portfolio as calculated based upon total market value.
1	Current rate and next reset date shown for Variable Rate Demand Instruments.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2017, these restricted securities amounted to $32,665,000, which represented 32.0% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2017, these liquid restricted securities amounted to $32,665,000, which represented 32.0% of total net assets.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2017.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2017, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
2

The following acronyms are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDRBs	—Industrial Development Revenue Bonds
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PUTTERs	—Puttable Tax-Exempt Receipts
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
VRNs	—Variable Rate Notes
3
Federated Virginia Municipal Cash Trust
Portfolio of Investments
January 31, 2017 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—100.7%[1]
		Virginia—94.6%
$5,500,000		Albemarle County, VA IDA, (Series 2007) Weekly VRDNs (Jefferson Scholars Foundation)/(SunTrust Bank LOC), 0.740%, 2/1/2017	$5,500,000
850,000		Arlington County, VA IDA, (Series 2000A) Weekly VRDNs (National Science Teachers Association)/(SunTrust Bank LOC), 0.760%, 2/1/2017	850,000
4,900,000		Arlington County, VA IDA, (Series 2005) Weekly VRDNs (Gates of Ballston Apartments)/(PNC Bank, N.A. LOC), 0.710%, 2/1/2017	4,900,000
6,150,000		Arlington County, VA IDA, (Series 2011A) Weekly VRDNs (Westover Apartments, LP)/(FHLMC LOC), 0.680%, 2/2/2017	6,150,000
565,000		Bedford County, VA IDA, (Series 1999) Weekly VRDNs (David R. Snowman and Carol J. Snowman)/(SunTrust Bank LOC), 0.850%, 2/1/2017	565,000
6,000,000	[2,3]	Blackrock Virginia Municipal Bond Trust, (Series W-7) Weekly VRDPs (Citibank NA, New York LIQ), 0.790%, 2/2/2017	6,000,000
8,000,000		Botetourt County, VA IDA, (Series 2001) Weekly VRDNs (Altec Industries, Inc.)/(Bank of America N.A. LOC), 0.820%, 2/2/2017	8,000,000
9,000,000		Chesapeake, VA Redevelopment and Housing Authority, (Series 2008A) Weekly VRDNs (Alta Great Bridge Apartments)/(FNMA LOC), 0.700%, 2/2/2017	9,000,000
2,510,000		Emporia, VA Industrial Development Board, (Series 1999) Weekly VRDNs (Toll VA III LP)/(SunTrust Bank LOC), 0.890%, 2/2/2017	2,510,000
4,580,000		Fairfax County, VA EDA, (Series 2001) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.710%, 2/3/2017	4,580,000
11,520,000		Fairfax County, VA EDA, (Series 2007) Weekly VRDNs (Mount Vernon Ladies' Association of the Union)/(SunTrust Bank LOC), 0.740%, 2/1/2017	11,520,000
4,505,000		Fairfax County, VA IDA, (Series 2005C-2) Weekly VRDNs (Inova Health System)/(Northern Trust Co., Chicago, IL LOC), 0.670%, 2/1/2017	4,505,000
6,985,000	[2,3]	Fairfax County, VA IDA, ROCs (Series 11772) Weekly VRDNs (Inova Health System)/(Citibank NA, New York LIQ), 0.690%, 2/2/2017	6,985,000
6,275,000		Fauquier County, VA IDA, (Series 2008) Weekly VRDNs (Wakefield School, Inc.)/(PNC Bank, N.A. LOC), 0.670%, 2/2/2017	6,275,000
4,000,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 0.95% CP (Virginia Electric & Power Co.), Mandatory Tender 2/16/2017	4,000,000
7,120,000		Hanover County, VA EDA, (Series 2008D-1) Weekly VRDNs (Bon Secours Health System)/(Bank of New York Mellon LOC), 0.670%, 2/1/2017	7,120,000
7,500,000		Harrisonburg, VA Redevelopment & Housing Authority, (Series 2001A: Huntington Village Apartments) Weekly VRDNs (Richfield Place Associates LP)/(FNMA LOC), 0.580%, 2/2/2017	7,500,000
1,255,000		Henrico County, VA EDA, (Series 2001) Weekly VRDNs (JAS-LCS LLC)/(Wells Fargo Bank, N.A. LOC), 0.790%, 2/2/2017	1,255,000
3,000,000		King George County IDA, VA, (Series 1995) Daily VRDNs (Birchwood Power Partners LP Project)/(Mizuho Bank Ltd. LOC), 0.660%, 2/1/2017	3,000,000
10,640,000		King George County IDA, VA, (Series 1996) Weekly VRDNs (Garnet of Virginia, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.700%, 2/2/2017	10,640,000
3,000,000		King George County IDA, VA, (Series 1996A) Daily VRDNs (Birchwood Power Partners LP Project)/(Mizuho Bank Ltd. LOC), 0.660%, 2/1/2017	3,000,000
4,700,000		King George County IDA, VA, (Series 1997) Daily VRDNs (Birchwood Power Partners LP Project)/(Mizuho Bank Ltd. LOC), 0.660%, 2/1/2017	4,700,000
2,000,000		Loudoun County, VA IDA, (Series 2003A) Weekly VRDNs (Howard Hughes Medical Institute), 0.640%, 2/1/2017	2,000,000
1,850,000		Loudoun County, VA IDA, (Series 2003B) Weekly VRDNs (Howard Hughes Medical Institute), 0.640%, 2/1/2017	1,850,000
2,090,000		Loudoun County, VA IDA, (Series 2003C) Weekly VRDNs (Howard Hughes Medical Institute), 0.660%, 2/1/2017	2,090,000
3,000,000		Loudoun County, VA IDA, (Series 2003E) Weekly VRDNs (Howard Hughes Medical Institute), 0.650%, 2/1/2017	3,000,000
2,175,000		Loudoun County, VA IDA, (Series 2009B) Weekly VRDNs (Howard Hughes Medical Institute), 0.660%, 2/1/2017	2,175,000
10,600,000		Lynchburg, VA IDA, (Series 2004 C) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.650%, 2/2/2017	10,600,000
500,000		Lynchburg, VA IDA, (Series 2004A) Weekly VRDNs (Centra Health, Inc.)/(FHLB of Atlanta LOC), 0.660%, 2/2/2017	500,000
5,555,000		Metropolitan Washington, DC Airports Authority, (Series 2011A-3) Weekly VRDNs (Royal Bank of Canada LOC), 0.670%, 2/2/2017	5,555,000
500,000		Montgomery County, VA IDA, (Series 2005) Daily VRDNs (Virginia Tech Foundation)/(Bank of New York Mellon LOC), 0.590%, 2/1/2017	500,000
7,555,000		Newport News, VA IDA, (Series 2004) Weekly VRDNs (CNU Warwick LLC)/(Bank of America N.A. LOC), 0.750%, 2/2/2017	7,555,000
500,000		Norfolk, VA EDA, (Series 2016B) Weekly VRDNs (Sentara Health Systems Obligation Group), 0.650%, 2/1/2017	500,000
12,415,000		Norfolk, VA Redevelopment and Housing Authority, (Series 2005) Weekly VRDNs (E2F Student Housing I, LLC)/(Bank of America N.A. LOC), 0.710%, 2/2/2017	12,415,000
7,000,000		Norfolk, VA, (Series 2007) Weekly VRDNs (Royal Bank of Canada LIQ), 0.650%, 2/1/2017	7,000,000
1

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Virginia—continued
$7,630,000	[2,3]	Suffolk, VA EDA, Eagles (Series 2003-0014), 1.00% TOBs (Sentara Health Systems Obligation Group)/(Citibank NA, New York LIQ), Optional Tender 2/23/2017	$7,630,000
4,745,000	[2,3]	Virginia Beach, VA, PUTTERs (Series 2667) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.690%, 2/2/2017	4,745,000
3,175,000	[2,3]	Virginia Commonwealth Transportation Board, Tender Option Bond Trust Certificates (2015-ZM0097) Weekly VRDNs (Virginia State)/(Morgan Stanley Bank, N.A. LIQ), 0.690%, 2/2/2017	3,175,000
5,550,000		Virginia Small Business Financing Authority, (Series 2007) Weekly VRDNs (BleachTech LLC)/(PNC Bank, N.A. LOC), 0.680%, 2/2/2017	5,550,000
8,685,000		Virginia Small Business Financing Authority, (Series 2008) Daily VRDNs (Virginia State University Real Estate Foundation)/(Bank of America N.A. LOC), 0.610%, 2/1/2017	8,685,000
3,200,000	[2,3]	Virginia Small Business Financing Authority, Tender Option Bond Trust Receipts (2016-ZF0360) Weekly VRDNs (Sentara Health Systems Obligation Group)/(JPMorgan Chase Bank, N.A. LIQ), 0.690%, 2/2/2017	3,200,000
		TOTAL	207,280,000
		District of Columbia—3.8%
8,225,000	[2,3]	Metropolitan Washington, DC Airports Authority, Stage Trust (Series 2011-107C), 0.93% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 4/6/2017	8,225,000
		Georgia—2.3%
5,100,000		Heard County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 0.680%, 2/1/2017	5,100,000
		TOTAL MUNICIPAL INVESTMENTS—100.7% (AT AMORTIZED COST)[4]	220,605,000
		OTHER ASSETS AND LIABILITIES - NET—(0.7)%[5]	(1,574,088)
		TOTAL NET ASSETS—100%	$219,030,912
Securities that are subject to the federal alternative minimum tax (AMT) represent 37.0% of the portfolio as calculated based upon total market value.
1	Current rate and next reset date shown for Variable Rate Demand Instruments.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2017, these restricted securities amounted to $39,960,000, which represented 18.2% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2017, these liquid restricted securities amounted to $39,960,000, which represented 18.2% of total net assets.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2017.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
2

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2017, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
CP	—Commercial Paper
EDA	—Economic Development Authority
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MMMs	—Money Market Municipals
PCR	—Pollution Control Revenue
PUTTERs	—Puttable Tax-Exempt Receipts
ROCs	—Reset Option Certificates
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
3

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 24, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 24, 2017